UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC INVESTOR FUNDS

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.

HSBC INVESTOR GROWTH FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Investment Company— 101.7%
Affiliated Portfolio— 101.7%
HSBC Investor Growth Portfolio		71,894,968

TOTAL INVESTMENTS — 101.7%		71,894,968

Percentages indicated are based on net assets of $70,660,115.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Investment Company— 100.4%
Affiliated Portfolio— 100.4%
HSBC Investor Opportunity Portfolio		13,889,727

TOTAL INVESTMENTS — 100.4%		13,889,727

Percentages indicated are based on net assets of $13,828,950.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR OVERSEAS EQUITY FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Investment Company— 99.3%
Affiliated Portfolio— 99.3%
HSBC Investor International Equity Portfolio		6,189,280

TOTAL INVESTMENTS — 99.3%		6,189,280

Percentages indicated are based on net assets of $6,231,426.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Investment Company— 100.8%
Affiliated Portfolio— 100.8%
HSBC Investor Value Portfolio		34,480,463

TOTAL INVESTMENTS — 100.8%		34,480,463

Percentages indicated are based on net assets of $34,206,470.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes – 86.8%
California – 85.7%
ABAG Finance Authority for Nonprofit Corps. Multi-family Revenue, Series A, 0.28%, 2/2/11, (Credit Support FNMA, LIQ FAC FNMA) (a)	500,000	500,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.35%, 2/3/11, (LOC Wells Fargo Bank N.A., U.S. Bank N.A.) (a)	500,000	500,000
Bay Area Toll Authority California Toll Bridge Revenue, Series A, 0.20%, 2/3/11, (LOC Barclays Bank plc) (a)	1,000,000	1,000,000
Beaumont California Utility Authority Revenue, Series A, 0.27%, 2/2/11, (LOC Union Bank of California N.A., California State Teacher’s Retirement) (a)	900,000	900,000
Berkeley California Revenue, 0.24%, 2/3/11, (LOC Wells Fargo Bank N.A.) (a)	1,000,000	1,000,000
California Health Facilities Financing Authority Revenue, Series F, 0.24%, 2/2/11, (LOC Northern Trust Co.) (a)	925,000	925,000
California Health Facilities Financing Authority Revenue, Series A-2, 0.28%, 2/2/11, (LOC Bank of America N.A.) (a)	500,000	500,000
California Infrastructure & Economic Development Bank Revenue, Series E, 0.24%, 2/1/11, (LOC Northern Trust Co.) (a)	500,000	500,000
California Infrastructure & Economic Development Bank Revenue, Series C, 0.24%, 2/1/11, (LOC Bank of Nova Scotia) (a)	500,000	500,000
California Infrastructure & Economic Development Bank Revenue, 0.26%, 2/2/11, (LOC Bank of New York, California State Teacher’s Retirement) (a)	400,000	400,000
California Municipal Finance Authority Revenue, 0.29%, 2/3/11, (LOC U.S. Bank N.A.) (a)	500,000	500,000
California State Economic Recovery, GO, Series C, 0.24%, 2/1/11, (LOC JPMorgan Chase & Co.) (a)	1,050,000	1,050,000
California State Economic Recovery, GO, Series C, 0.25%, 2/1/11, (LOC Bank of America N.A.) (a)	1,000,000	1,000,000
California State Kindergarten, 0.26%, 2/1/11, (State Street Bank & Trust Co.) (a)	1,000,000	1,000,000
California State, GO, Series A, 0.25%, 2/1/11, (LOC Bank of Montreal) (a)	1,000,000	1,000,000
California State, GO, Series B1, 0.25%, 2/1/11, (LOC Citibank N.A.) (a)	1,000,000	1,000,000
California State, GO, 0.23%, 2/3/11, (LOC Citibank N.A.) (a)	500,000	500,000
California Statewide Communities Development Authority Multi- family Revenue, Series A, 0.31%, 2/3/11, AMT, (Credit Support FNMA, LIQ FAC FNMA) (a)	500,000	500,000
California Statewide Communities Development Authority Multi- family Revenue, Series Q, 0.31%, 2/3/11, AMT, (LOC Citibank N.A.) (a)	600,000	600,000
California Statewide Communities Development Authority Revenue, Series B, 0.26%, 2/2/11, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
Calleguas-Las Virgenes Public Financing Authority Revenue, Series A, 0.24%, 2/3/11, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
Chino Basin California Regional Financing Authority Revenue, Series B, 0.26%, 2/2/11, (LOC Lloyds TSB Bank plc) (a)	500,000	500,000
Contra Costa County California Housing Authority Multi-family Revenue, 0.33%, 2/4/11, (Credit Support FHLMC) (a)	500,000	500,000
Elsinore Valley California Municipal Water District Certificates of Participation, Series B, 0.25%, 2/3/11, (LOC U.S. Bank N.A.) (a)	500,000	500,000
Hayward California Housing Authority Multi-family Revenue, 0.31%, 2/2/11, (Credit Support FHA, LOC State Street Bank & Trust Co.) (a)	500,000	500,000
Hemet California Multi-family Housing Revenue, Series A, 0.27%, 2/3/11, (Credit Support FHLMC, LIQ FAC FHLMC) (a)	500,000	500,000
Hemet California Unified School District Certificates of Participation, 0.23%, 2/3/11, (LOC State Street Bank & Trust Co.) (a)	500,000	500,000
Irvine California Import Bond Act 1915, 0.25%, 2/1/11, (LOC Bank of America N.A.) (a)	1,000,000	1,000,000
Kern California Water Bank Authority Revenue, Series A, 0.24%, 2/3/11, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
Lancaster California Redevelopment Agency Multi-family Housing Revenue, Series C, 0.28%, 2/3/11, (Credit Support FNMA, LIQ FAC FNMA) (a)	500,000	500,000
Los Angeles California Multi-family Revenue, Series A, 0.25%, 2/1/11, AMT, (LOC FHLMC) (a)	2,200,000	2,200,000
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue, Series C-3, 0.22%, 2/3/11, (LOC Sumitomo Mitsui Banking Corp.) (a)	1,000,000	1,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
California, continued
Los Angeles County Housing Authority Multi-family Housing Revenue, 0.33%, 2/3/11, (Credit Support FHLMC) (a)	500,000	500,000
M-S-R Public Power Agency San Juan Project Revenue, Series M, 0.30%, 2/1/11, (LOC Dexia Credit Local) (a)	1,000,000	1,000,000
Manhattan Beach California Certificates of Participation, 0.33%, 2/3/11, (LOC Bank of America N.A.) (a)	500,000	500,000
Modesto California Public Financing Authority Lease Revenue, 0.33%, 2/3/11, (LOC Bank of America N.A.) (a)	500,000	500,000
Morgan Hill Redevelopment Agency Tax Allocation, 0.27%, 2/3/11, (LOC Scotiabank) (a)	750,000	750,000
Murrieta Valley California Unified School District Certificates of Participation, 0.24%, 2/3/11, (LOC U.S. Bank N.A.) (a)	500,000	500,000
Oakland-Alameda County California Coliseum Authority Lease Revenue, Series C-1, 0.28%, 2/2/11, (LOC Bank of New York, California State Teacher’s Retirement) (a)	1,000,000	1,000,000
Orange County California Apartment Development Revenue, Series 3, 0.26%, 2/3/11, (Credit Support FNMA) (a)	500,000	500,000
Orange County California Apartment Development Revenue, 0.27%, 2/3/11, (Credit Support FHLMC) (a)	500,000	500,000
Otay California Water District Certificates of Participation, 0.30%, 2/2/11, (LOC Landesbank Hessen-Thuringen) (a)	1,000,000	1,000,000
Oxnard California Housing Finance Authority Multi-family Housing Revenue, Series A, 0.33%, 2/2/11, AMT, (Credit Support FNMA, LIQ FAC FNMA) (a)	500,000	500,000
Riverside County California Certificates of Participation, 0.29%, 2/1/11, (LOC State Street Bank & Trust Co.) (a)	900,000	900,000
Sacramento California Suburban Water District Certificates of Participation, Series A-2, 0.26%, 2/2/11, (LOC Allied Irish Bank plc) (a)	1,000,000	1,000,000
Sacramento California Suburban Water District Certificates of Participation, Series A, 0.26%, 2/2/11, (LOC Sumitomo Mitsui Banking Corp.) (a)	1,000,000	1,000,000
San Bernardino County California Multi-family Revenue, Series A, 0.27%, 2/3/11, (Credit Support FNMA, LIQ FAC FNMA) (a)	500,000	500,000
San Francisco California City & County Redevelopment Agency Community Facilities District Special Obligation, Series A, 0.35%, 2/3/11, (LOC JPMorgan Chase & Co.) (a)	750,000	750,000
San Jose California Multi-family Housing Revenue, Series F, 0.52%, 2/3/11, AMT, (Credit Support FNMA, LIQ FAC FNMA) (a)	500,000	500,000
San Jose California Redevelopment Agency Revenue, Series B, 0.29%, 2/2/11, (LOC JPMorgan Chase Bank) (a)	500,000	500,000
Santa Clara California Electric Revenue, Sub-series B, 0.31%, 2/2/11, (LOC Dexia Credit Local) (a)	500,000	500,000
South Bay California Regional Public Communications Authority Revenue, Series C, 0.34%, 2/3/11, (LOC Bank of America N.A.) (a)	465,000	465,000
South Placer California Wastewater Authority Revenue, Series B, 0.27%, 2/3/11, (LOC State Street Bank & Trust Co., California State Teacher’s Retirement) (a)	500,000	500,000
Three Valleys California Municipal Water District Certificates of Participation, 0.30%, 2/2/11, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
Tracy California Multi-family Housing Revenue, Series A, 0.30%, 2/3/11, (LOC FHLMC) (a)	1,000,000	1,000,000
Turlock California Irrigation District Certificates of Participation, 0.25%, 2/1/11, (LOC Societe Generale) (a)	600,000	600,000
Whittier California Health Facility Revenue, Series B, 0.24%, 2/2/11, (LOC U.S. Bank N.A.) (a)	300,000	300,000

		39,340,000

Puerto Rico – 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Sub- series A, 5.00%, 2/1/11, Prerefunded 8/1/11 @ 100 (a)	500,000	511,779

TOTAL VARIABLE RATE DEMAND NOTES (COST $39,851,779)		39,851,779

Municipal Bonds – 5.5%
California – 2.8%
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/32, prerefunded 10/1/11 @ 100	750,000	773,459

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Shares or Principal Amount ($)	Amortized Cost ($)

Municipal Bonds, continued
California, continued
Los Altos California School District, GO, Series B, 5.00%, 8/1/17, prerefunded 8/1/11 @ 100	500,000	511,749

		1,285,208

Puerto Rico – 2.7%
Puerto Rico Commonwealth, GO, 4.90%, 7/1/16, (Credit Support AGM), prerefunded 7/1/11 @ 100	625,000	637,009
Puerto Rico Commonwealth, GO, 5.00%, 7/1/24, (Credit Support AGM), prerefunded 7/1/11 @ 100	610,000	621,802

		1,258,811

TOTAL MUNICIPAL BONDS (COST $2,544,019)		2,544,019

Investment Companies – 7.5%
BlackRock Liquidity Funds Money Fund Portfolio, 0.16% (b)	1,600,000	1,600,000
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.04% (b)	1,858,596	1,858,596

TOTAL INVESTMENT COMPANIES (COST $3,458,596)		3,458,596

TOTAL INVESTMENTS (COST $45,854,394) — 99.8%		45,854,394

Percentages indicated are based on net assets of $45,924,567.
(a)

Variable rate security. The rate presented represents the rate in effect at January 31, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the nextreadjustment.

(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
plc	Public Limited Company

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes – 82.8%
New York – 81.8%
Albany IDA Housing Revenue Department of Public Work, 0.30%, 2/3/11, AMT, (Credit Support FNMA) (a)	1,000,000	1,000,000
Buffalo Municipal Water Finance Authority Water Systems Revenue, 0.26%, 2/2/11, (LOC JPMorgan Chase Bank) (a)	5,000,000	5,000,000
Dutchess County IDA Civic Facility Revenue, Series A, 0.27%, 2/3/11, (LOC TD Bank N.A.) (a)	4,900,000	4,900,000
Long Island Power Authority Electrical Systems Revenue, Sub- series 1B, 0.24%, 2/1/11, (LOC State Street Bank & Trust Co.) (a)	10,000,000	10,000,000
Metropolitan Transportation Authority Revenue, Sub-series B-1, 0.26%, 2/3/11, (LOC Scotiabank) (a)	6,900,000	6,900,000
Metropolitan Transportation Authority Revenue, Sub-series B-2, 0.26%, 2/3/11, (LOC BNP Paribas) (a)	6,365,000	6,365,000
Metropolitan Transportation Authority Revenue, Sub-series B-3, 0.26%, 2/3/11, (LOC Lloyds TSB Bank plc) (a)	2,900,000	2,900,000
Monroe County IDA Civic Facility Revenue, 0.27%, 2/3/11, (LOC JPMorgan Chase Bank) (a)	4,870,000	4,870,000
Monroe County IDA Civic Facility Revenue, 0.27%, 2/3/11, (LOC JPMorgan Chase Bank) (a)	3,800,000	3,800,000
Monroe County IDA Civic Facility Revenue, 0.30%, 2/3/11, (LOC JPMorgan Chase Bank) (a)	1,000,000	1,000,000
Monroe County IDA Civic Facility Revenue, 0.30%, 2/2/11, (LOC JPMorgan Chase Bank) (a)	2,200,000	2,200,000
Monroe County IDA Civic Facility Revenue, 0.30%, 2/3/11, (LOC JPMorgan Chase Bank) (a)	1,800,000	1,800,000
Nassau County IDA Civic Facility Revenue, 0.58%, 2/2/11, AMT, (LOC Fleet Bank N.A.) (a)(b)	1,345,000	1,345,000
Nassau Health Care Corp. Revenue, 0.26%, 2/2/11, (Credit Support County Guaranteed, LOC TD Bank N.A.) (a)	2,500,000	2,500,000
Nassau Health Care Corp. Revenue, Sub-series D-2, 0.40%, 4/27/11, (Credit Support County Guaranteed, LOC JPMorgan Chase Bank) (a)	5,000,000	5,000,000
New York City Capital Resources Corp. Revenue, Series B1, 0.35%, 2/3/11, (LOC Bank of America N.A.) (a)	2,000,000	2,000,000
New York City GO, 0.26%, 2/3/11, (LOC Royal Bank of Scotland) (a)	4,000,000	4,000,000
New York City GO, Series C, Sub- series C-3A, 0.27%, 2/3/11, (LOC Bank of Nova Scotia) (a)	3,000,000	3,000,000
New York City GO, Series H, Sub- series H5, 0.24%, 2/1/11, (LOC Landesbank Hessen-Thuringen) (a)	2,000,000	2,000,000
New York City GO, Sub-series C4, 0.25%, 2/3/11, (LOC Bank of Tokyo-Mitsubishi UFJ Ltd.) (a)	5,000,000	5,000,000
New York City GO, Sub-series E4, 0.23%, 2/1/11, (LOC Fortis Bank S.A.) (a)	5,100,000	5,100,000
New York City GO, Sub-series G-4, 0.23%, 2/3/11, (LOC Barclays Bank plc) (a)	2,000,000	2,000,000
New York City GO, Sub-series H-4, 0.23%, 2/1/11, (LOC Bank of New York) (a)	5,930,000	5,930,000
New York City GO, Sub-series L-4, 0.22%, 2/1/11, (LOC U.S. Bank N.A.) (a)	13,600,000	13,600,000
New York City Health & Hospital Corp. Revenue, Series B, 0.27%, 2/2/11, (Credit Support GO of Corp., LOC TD Bank N.A.) (a)	5,000,000	5,000,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.23%, 2/2/11, (Credit Support FHLMC) (a)	1,135,000	1,135,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.23%, 2/2/11, (Credit Support FNMA, LIQ FAC FNMA) (a)	1,600,000	1,600,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.24%, 2/2/11, (Credit Support FNMA, LIQ FAC FNMA) (a)	1,500,000	1,500,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.28%, 2/2/11, AMT, (Credit Support FNMA, LIQ FAC FNMA) (a)	1,000,000	1,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.25%, 2/2/11, (Credit Support FNMA) (a)	3,000,000	3,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.26%, 2/2/11, (Credit Support FHLMC, LIQ FAC FHLMC) (a)	4,000,000	4,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.25%, 2/2/11, (Credit Support FNMA, LIQ FAC FNMA) (a)	4,000,000	4,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.26%, 2/2/11, AMT, (Credit Support FNMA, LIQ FAC FNMA) (a)	3,000,000	3,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.30%, 2/2/11, AMT, (LOC Citibank N.A.) (a)	4,900,000	4,900,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.30%, 2/2/11, AMT, (LOC Citibank N.A.) (a)	1,500,000	1,500,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.30%, 2/2/11, AMT, (LOC Citibank N.A.) (a)	500,000	500,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.30%, 2/3/11, (LOC Citibank N.A.) (a)	3,000,000	3,000,000
New York City Housing Development Corp. Multi-family Revenue, Series A, 0.30%, 2/2/11, AMT, (LOC Citibank N.A.) (a)	1,000,000	1,000,000
New York City IDA Civic Facility Revenue, 0.32%, 2/3/11, (LOC JPMorgan Chase Bank) (a)	4,275,000	4,275,000
New York City IDA Civic Facility Revenue, Series B, 0.27%, 2/2/11, (Credit Support Radian, LOC TD Bank N.A.) (a)	4,600,000	4,600,000
New York City IDA Special Facility Revenue, Series B, 0.31%, 2/3/11, (LOC Bank of America N.A.) (a)	8,000,000	8,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA-1, 0.27%, 2/1/11 (a)	7,490,000	7,490,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC, 0.23%, 2/3/11, (SPA Barclays Bank plc) (a)	7,000,000	7,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD-1, 0.23%, 2/1/11, (LOC TD Bank N.A.) (a)	7,000,000	7,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Sub-series B-4, 0.26%, 2/3/11, (SPA BNP Paribas) (a)	2,000,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Sub-series B2, 0.24%, 2/1/11, (SPA Lloyds TSB Bank plc) (a)	7,340,000	7,340,000
New York City Transitional Finance Authority Revenue, 0.28%, 2/1/11, (SPA Citibank) (a)	2,750,000	2,750,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3-F, 0.24%, 2/1/11, (SPA Royal Bank of Canada) (a)	4,270,000	4,270,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3-H, 0.25%, 2/1/11, (SPA Royal Bank of Canada) (a)	5,000,000	5,000,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3G, 0.25%, 2/2/11, (SPA Bank of New York) (a)	2,085,000	2,085,000
New York City Transitional Finance Authority Revenue, Series A2, 0.25%, 2/2/11, (SPA Bank of Nova Scotia) (a)	6,100,000	6,100,000
New York City Transitional Finance Authority Revenue, Sub-series 2- D, 0.27%, 2/2/11, (LIQ FAC Lloyds TSB Bank plc) (a)	10,000,000	10,000,000
New York City Trust for Cultural Resources Revenue, 0.24%, 2/3/11, (LOC Wells Fargo Bank N.A.) (a)	9,000,000	9,000,000
New York City Trust for Cultural Resources Revenue, 0.25%, 2/3/11, (LOC JPMorgan Chase Bank) (a)	2,500,000	2,500,000
New York City Trust for Cultural Resources Revenue, 0.28%, 2/3/11, (LOC JPMorgan Chase Bank) (a)	5,000,000	5,000,000
New York City Trust for Cultural Resources Revenue, Series B-1, 0.25%, 2/2/11, (LOC U.S. Bank N.A.) (a)	6,950,000	6,950,000
New York GO, Sub-series D-4, 0.25%, 2/3/11, (SPA Calyon Bank) (a)	5,000,000	5,000,000
New York GO, Sub-series F-4-A, 0.28%, 2/3/11, (LOC Sumitomo Trust Banking Corp.) (a)	5,000,000	5,000,000
New York State Dormitory Authority Revenue, 0.26%, 2/2/11, (LOC TD Bank N.A.) (a)	1,400,000	1,400,000
New York State Dormitory Authority Revenue, Series D, 0.26%, 2/3/11, (Credit Support XLCA, LOC TD Bank N.A.) (a)	4,675,000	4,675,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.26%, 2/3/11, (Credit Support XLCA, LOC TD Banknorth N.A.) (a)	1,900,000	1,900,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.26%, 2/3/11, (LOC TD Banknorth N.A.) (a)	3,800,000	3,800,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.28%, 2/4/11, (LOC TD Bank N.A.) (a)	4,500,000	4,500,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A, 0.23%, 2/2/11, (Credit Support FNMA, LIQ FAC FNMA) (a)	7,400,000	7,400,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B, 0.24%, 2/2/11, (LOC TD Bank N.A.) (a)	2,700,000	2,700,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B, 0.30%, 2/2/11, (LOC Bayerische Landesbank) (a)	5,000,000	5,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B-1, 0.30%, 2/2/11, (LOC Bank of America N.A.) (a)	5,000,000	5,000,000
New York State Dormitory Authority Revenue, State Supported Debt, Series D, 0.26%, 2/3/11, (LOC TD Bank N.A.) (a)	1,600,000	1,600,000
New York State Energy Research & Development Authority Facilities Revenue, 0.27%, 2/2/11, AMT, (LOC Mizuho Corporate Bank) (a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, 0.28%, 2/2/11, AMT, (LOC Mizuho Corporate Bank) (a)	1,000,000	1,000,000
New York State Energy Research & Development Authority Facilities Revenue, Series C2, 0.27%, 2/2/11, AMT, (LOC Mizuho Corporate Bank) (a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, Sub-series A-3, 0.25%, 2/2/11, (LOC Wells Fargo Bank N.A.) (a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, 0.25%, 2/1/11, (Credit Support FNMA) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, 0.25%, 2/2/11, (Credit Support FNMA) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, 0.32%, 2/2/11, AMT, (Credit Support FNMA) (a)	2,000,000	2,000,000
New York State Housing Finance Agency Revenue, 0.27%, 2/2/11, (LOC Landesbank Hessen- Thuringen) (a)	800,000	800,000
New York State Housing Finance Agency Revenue, 0.30%, 2/2/11, AMT, (Credit Support FNMA, LOC FNMA) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, Series A, 0.23%, 2/2/11, (Credit Support FHLMC) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, Series A, 0.25%, 2/2/11, (Credit Support FNMA) (a)	1,400,000	1,400,000
New York State Housing Finance Agency Revenue, Series A, 0.25%, 2/2/11, (Credit Support FHLMC, LIQ FAC FHLMC) (a)	2,500,000	2,500,000
New York State Housing Finance Agency Revenue, Series A, 0.26%, 2/2/11, (LOC Bank of New York) (a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, Series A, 0.26%, 2/2/11, (LOC Wells Fargo Bank N.A.) (a)	4,200,000	4,200,000
New York State Housing Finance Agency Revenue, Series A, 0.27%, 2/2/11, AMT, (Credit Support FHLMC, LIQ FAC FHLMC) (a)	2,050,000	2,050,000
New York State Housing Finance Agency Revenue, Series A, 0.27%, 2/2/11, (LOC Bank of America N.A.) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, Series A, 0.35%, 2/2/11, AMT, (Credit Support FNMA) (a)	1,600,000	1,600,000
New York State Housing Finance Agency Revenue, Series A, 0.36%, 2/2/11, AMT, (LOC Citibank N.A.) (a)	5,000,000	5,000,000
New York State Local Government Assistance Corp. Revenue, Series C, 0.29%, 2/2/11, (LOC Landesbank Hessen-Thuringen) (a)	4,089,000	4,089,000
New York State Power Authority, Finance & Administration GO, 0.29%, 3/1/11, (LIQ FAC Bank of Nova Scotia) (a)	10,000,000	10,000,000
Port Authority of New York & New Jersey Special Obligation Revenue, 0.30%, 2/1/11, AMT, (SPA Landesbank Hessen-Thuringen) (a)	9,500,000	9,500,000
Port Authority of New York & New Jersey Special Obligation Revenue, 0.32%, 2/1/11, AMT, (SPA Bayerische Landesbank) (a)	9,000,000	9,000,000
Poughkeepsie IDA Senior Living Facility Revenue, 0.35%, 2/3/11, AMT, (LOC JPMorgan Chase & Co.) (a)	8,000,000	8,000,000
Ramapo Housing Authority Revenue, Series A, 0.29%, 2/3/11, AMT, (Credit Support FNMA, LIQ FAC FNMA) (a)	500,000	500,000
Rockland County IDA Civic Facility Revenue, 0.24%, 2/3/11, (LOC Wells Fargo Bank N.A.) (a)	7,000,000	7,000,000
Suffolk County IDA Civic Facility Revenue, 0.26%, 2/2/11, (LOC Bank of America N.A.) (a)	5,680,000	5,680,000
Suffolk County IDA Civic Facility Revenue, 0.90%, 2/2/11, AMT, (LOC JPMorgan Chase Bank) (a)	2,140,000	2,140,000
Suffolk County Water Authority Revenue, BAN, 0.23%, 2/2/11, (LOC Bank of Nova Scotia) (a)	4,900,000	4,900,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
Syracuse New York IDA Civic Facility Revenue, Series A, 0.23%, 2/2/11, (LOC JPMorgan Chase Bank) (a)	1,000,000	1,000,000
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.24%, 2/2/11, (LOC State Street Bank & Trust Co.) (a)	9,800,000	9,800,000
Ulster County IDA Civic Facility Revenue, Series A, 0.56%, 2/3/11, AMT, (LOC TD Banknorth N.A.) (a)	940,000	940,000
Westchester County IDA Civic Facility Revenue, 0.26%, 2/3/11, (LOC Commerce Bank N.A.) (a)	2,150,000	2,150,000

		436,929,000

Puerto Rico – 1.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Sub- series A, 5.00%, 2/1/11, Prerefunded 8/1/11 @ 100 (a)	5,000,000	5,117,203

TOTAL VARIABLE RATE DEMAND NOTES (COST $442,046,203)		442,046,203

Municipal Bonds – 9.6%
New York – 7.7%
Long Island Power Authority Electrical Systems Revenue, Series A, 5.25%, 9/1/28, (Credit Support AGM), Prerefunded 9/1/11 @ 100	10,000,000	10,284,557
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B, 7.50%, 6/15/11, (Credit Support FGIC)	3,490,000	3,582,597
New York City Transitional Finance Authority Revenue, Series B, 5.25%, 5/1/13, Prerefunded 11/1/11 @ 101	1,300,000	1,360,927
New York City Transitional Finance Authority Revenue, Series A, 5.25%, 5/1/31, Prerefunded 5/1/11 @ 100	2,200,000	2,227,025
New York State Dormitory Authority Revenue, Series A, 5.25%, 7/1/13, Prerefunded 7/1/11 @ 101	1,545,000	1,592,044
New York State Dormitory Authority Revenue, Series 1, 5.50%, 1/15/14, (Credit Support AGM), Prerefunded 7/15/11 @ 100	1,735,000	1,776,067
New York State Dormitory Authority Revenue, 5.10%, 7/1/31, (Credit Support FGIC), Prerefunded 7/1/11 @ 100	10,000,000	10,197,681
New York State Dormitory Authority Revenue, Series A, 5.25%, 7/1/31, Prerefunded 7/1/11 @ 100	5,375,000	5,486,154
New York State Environmental Facilities Corp. Revenue, 5.75%, 6/15/11, (Credit Support POL CTL-SRF)	2,950,000	3,009,887
Triborough Bridge & Tunnel Authority Revenue, Series SR, 5.50%, 1/1/12, (Credit Support GO of Authority)	1,565,000	1,637,782

		41,154,721

Puerto Rico – 1.9%
Puerto Rico Commonwealth, GO, Series A, 5.13%, 7/1/31, Prerefunded 7/1/11 @ 100	10,000,000	10,202,054

TOTAL MUNICIPAL BONDS (COST $51,356,775)		51,356,775

Investment Companies – 7.5%
BlackRock Liquidity New York Money Fund, Portfolio Institutional Shares, 0.11% (c)	22,600,777	22,600,777
JPMorgan New York Municipal Money Market Fund, 0.08% (c)	100,000	100,000
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.04% (c)	17,558,729	17,558,729

TOTAL INVESTMENT COMPANY (COST $40,259,506)		40,259,506

TOTAL INVESTMENTS (COST $533,662,484) — 99.9%		533,662,484

Percentages indicated are based on net assets of $534,254,118.
(a)

Variable rate security. The rate presented represents the rate in effect at January 31, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Agency
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
plc	Public Limited Company
POL CTL-SRF	State Water Pollution Control Revolving Fund
SPA	Standby Purchase Agreement
XLCA	XL Capital Assurance

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Corporate Obligations – 3.1%
Banking – 2.3%
JPMorgan Chase Bank N.A., 0.30%, 2/21/11 (a)	78,000,000	78,000,000
Westpac Banking Corp., 0.31%, 2/4/11 (a)(b)	35,000,000	35,000,000
Westpac Banking Corp., 0.34%, 2/14/11 (a)(b)	50,000,000	50,000,000

		163,000,000

Finance – 0.8%
General Electric Capital Corp., Series A, 0.74%, 2/1/11 (a)	55,187,000	55,187,000

TOTAL CORPORATE OBLIGATIONS (COST $218,187,000)		218,187,000

Variable Rate Demand Notes – 7.6%
Colorado – 1.3%
Colorado Housing & Finance Authority Multi-family Revenue, 0.30%, 2/3/11, AMT, (LOC U.S. Bank N.A.) (a)	13,200,000	13,200,000
Denver Colorado City & County Airport Revenue, Series B, 0.31%, 2/2/11, AMT, (LOC Wells Fargo Bank N.A.) (a)	75,700,000	75,700,000

		88,900,000

Connecticut – 0.2%
Connecticut State Health & Educational Facilities Authority Revenue, Series L-2, 0.27%, 2/2/11, (LOC Bank of America N.A.) (a)	17,030,000	17,030,000

Florida – 1.2%
Florida Keys Aqueduct Authority Water Revenue, 0.25%, 2/2/11, (LOC TD Bank N.A.) (a)	11,700,000	11,700,000
North Broward Florida Hospital District Revenue, Series A, 0.24%, 2/3/11, (LOC TD Bank N.A.) (a)	22,600,000	22,600,000
Orlando & Orange County Expressway Authority Revenue, Sub-series B-4, 0.27%, 2/3/11, (LOC Wells Fargo Bank N.A.) (a)	49,720,000	49,720,000

		84,020,000

Georgia – 0.5%
Gwinnett County Georgia Hospital Authority Revenue, Series A, 0.27%, 2/1/11, (LOC Wells Fargo Bank N.A.) (a)	33,775,000	33,775,000

Idaho – 0.2%
Power County Industrial Development Corp. Exempt Facilities Revenue, 0.36%, 2/3/11, AMT, (LOC Wells Fargo Bank N.A.) (a)	16,000,000	16,000,000

Illinois – 0.8%
Illinois Development Finance Authority Revenue, 0.28%, 2/2/11, (LOC Northern Trust Co.) (a)	15,500,000	15,500,000
Illinois Development Finance Authority Solid Waste Disposal Revenue, 0.39%, 2/3/11, AMT, (LOC Wells Fargo Bank N.A.) (a)	24,900,000	24,900,000
Illinois Finance Authority Revenue, Series A, 0.28%, 2/3/11, (LOC Northern Trust Co.) (a)	19,000,000	19,000,000

		59,400,000

Maine – 0.3%
Old Town Solid Waste Disposal Revenue, 0.42%, 2/2/11, AMT, (LOC Bank of America N.A.) (a)	22,260,000	22,260,000

New York – 1.1%
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B, 0.24%, 2/2/11, (LOC TD Bank N.A.) (a)	19,000,000	19,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series D, 0.25%, 2/2/11, (LOC Bank of America N.A.) (a)	10,000,000	10,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B-1, 0.28%, 2/3/11, (LOC Bank of America N.A.) (a)	16,195,000	16,195,000
New York State Housing Finance Agency Revenue, Series A, 0.29%, 2/2/11, AMT, (LOC Wells Fargo Bank N.A.) (a)	25,000,000	25,000,000
Syracuse IDA Civic Facility Revenue, Series A, 0.30%, 2/2/11, (LOC Bank of America N.A.) (a)	9,345,000	9,345,000

		79,540,000

Ohio – 0.2%
Ohio State Air Quality Development Authority Revenue, Series D, 0.28%, 2/2/11, (LOC Bank of Tokyo-Mitsubishi UFJ Ltd.) (a)	17,050,000	17,050,000

Oregon – 0.4%
Clackamas County Oregon Hospital Facility Authority Revenue, Series B, 0.26%, 2/2/11, (LOC U.S. Bank N.A.) (a)	9,550,000	9,550,000
Port of Portland Oregon Airport Revenue, Series 18A, 0.28%, 2/2/11, AMT, (LOC Lloyds TSB Bank plc) (a)	21,900,000	21,900,000

		31,450,000

South Carolina – 0.3%
South Carolina State Housing Finance & Development Authority Multi-family Rental Housing Improvement Revenue, 0.36%, 2/3/11, AMT, (LOC Wells Fargo Bank N.A.) (a)	17,250,000	17,250,000

Texas – 0.4%
Harris County Texas Industrial Development Corp. Revenue, 0.27%, 2/2/11, (LOC Den Norske Bank) (a)	8,000,000	8,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Texas, continued
San Antonio Empowerment Zone Development Corp. Contract Revenue, 0.42%, 2/3/11, AMT, (LOC U.S. Bank N.A.) (a)	18,000,000	18,000,000

		26,000,000

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 0.26%, 2/2/11, (LOC TD Banknorth N.A.) (a)	9,230,000	9,230,000

Virginia – 0.1%
Portsmouth Redevelopment & Housing Authority Multi-family Housing Revenue, 0.33%, 2/3/11, (LOC Bank of America N.A., LIQ FAC FHLMC) (a)	10,000,000	10,000,000

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority Revenue, 0.29%, 2/3/11, (LOC Wells Fargo Bank N.A.) (a)	34,130,000	34,130,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $546,035,000)		546,035,000

U.S. Treasury Obligations – 7.0%
U.S. Treasury Notes – 7.0%
0.88%, 4/30/11	50,000,000	50,073,364
0.88%, 5/31/11	50,000,000	50,098,003
1.13%, 6/30/11	100,000,000	100,325,670
1.00%, 7/31/11	100,000,000	100,309,098
1.00%, 8/31/11	100,000,000	100,371,595
1.00%, 10/31/11	100,000,000	100,547,173

		501,724,903

TOTAL U.S. TREASURY OBLIGATIONS (COST $501,724,903)		501,724,903

Commercial Paper And Notes – 47.0%
Banking – 22.6%
ANZ National International Ltd., 0.34%, 4/14/11 (b)(c)	70,000,000	69,952,400
Banque et Caisse d’Epargne de l’Etat, 0.35%, 2/9/11 (c)	50,000,000	49,996,111
Canadian Imperial Holdings, Inc., 0.22%, 3/10/11 (c)	70,000,000	69,984,172
Canadian Imperial Holdings, Inc., 0.25%, 4/11/11 (c)	70,000,000	69,966,459
Commerzbank U.S. Finance, Inc., 0.32%, 3/7/11 (c)	55,000,000	54,983,378
Commerzbank U.S. Finance, Inc., 0.33%, 4/8/11 (c)	35,000,000	34,978,825
Credit Suisse New York, 0.26%, 2/22/11 (c)	100,000,000	99,984,833
Danske Corp., 0.29%, 2/9/11 (b)(c)	75,000,000	74,995,167
Deutsche Bank Financial LLC, 0.31%, 4/25/11 (c)	70,000,000	69,949,970
DnB NOR Bank ASA, N.Y., 0.32%, 4/26/11 (b)(c)	48,000,000	47,964,160
DnB NOR Bank ASA, N.Y., 0.33%, 5/18/11 (b)(c)	25,000,000	24,975,708
Groupe BPCE, 0.31%, 2/3/11 (b)(c)	225,000,000	224,996,222
Groupe BPCE, 0.58%, 2/8/11 (b)(c)	25,000,000	24,997,180
KfW, 0.27%, 3/28/11 (b)(c)	70,000,000	69,971,125
KfW, 0.28%, 4/18/11 (b)(c)	39,340,000	39,316,746
Lloyds TSB Bank PLC, N.Y., 0.27%, 3/29/11 (c)	85,000,000	84,964,961
National Bank of Canada N.Y., 0.27%, 4/15/11 (d)	75,000,000	75,000,000
NRW Bank, 0.26%, 2/18/11 (b)(c)	55,000,000	54,993,247
NRW Bank, 0.33%, 4/4/11 (b)(c)	80,000,000	79,954,534
Rabobank Nederland NV, N.Y., 1.05%, 4/8/11 (a)(b)	24,000,000	24,032,523
Rabobank USA Financial Corp., 0.28%, 4/15/11 (c)	50,000,000	49,971,611
Societe Generale N.A., 0.40%, 5/18/11 (c)	40,000,000	39,952,889
State Street Corp., 0.26%, 4/14/11 (c)	100,000,000	99,948,001
Sumitomo Mitsui Banking Corp., 0.33%, 4/7/11 (b)(c)	80,000,000	79,952,334

		1,615,782,556

Diversified – 0.3%
Total Capital Canada Ltd., 0.29%, 6/22/11 (b)(c)	20,000,000	19,977,284

Finance – 24.1%
Argento Variable Funding LLC, 0.27%, 2/17/11 (b)(c)	65,000,000	64,992,200
Barclays US Funding LLC, 0.27%, 2/1/11 (c)	70,000,000	70,000,000
CAFCO LLC, 0.26%, 2/16/11 (b)(c)	90,000,000	89,990,250
Caisse d’Amortissement De La Dette Sociale, 0.24%, 4/5/11 (b)(c)	70,000,000	69,970,600
Caisse d’Amortissement De La Dette Sociale, 0.45%, 5/2/11 (c)	70,000,000	69,921,250
Chariot Funding LLC, 0.27%, 3/24/11, (LOC JP Morgan Chase Bank) (b)(c)	70,000,000	69,973,225
Ciesco LLC, 0.27%, 2/10/11, (LIQ FAC Citibank N.A.) (b)(c)	50,000,000	49,996,625
Citigroup Funding, Inc., 0.25%, 2/11/11 (c)	75,000,000	74,994,792
Citigroup Funding, Inc., 0.30%, 4/20/11 (c)	65,000,000	64,957,750
Credit Agricole N.A., Inc., 0.52%, 2/9/11 (c)	40,000,000	39,995,422
Fortis Funding LLC, 0.36%, 4/14/11 (b)(c)	40,000,000	39,971,200
Gemini Securitization Corp. LLC, 0.25%, 2/14/11 (b)(c)	100,000,000	99,990,972
Intesa Funding LLC, 0.47%, 4/4/11 (c)	60,000,000	59,951,434

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Commercial Paper And Notes, continued
Finance, continued
Jupiter Securitization Co. LLC, 0.26%, 2/3/11, (LOC JP Morgan Chase Bank N.A.) (b)(c)	20,000,000	19,999,711
Jupiter Securitization Co. LLC, 0.26%, 4/15/11, (LOC JP Morgan Chase Bank N.A.) (b)(c)	50,000,000	49,973,639
LMA Americas LLC, 0.27%, 3/10/11 (b)(c)	50,000,000	49,986,125
Nationwide Building Society, 0.30%, 3/9/11 (b)(c)	70,000,000	69,979,000
Nordea N.A., Inc., 0.36%, 2/14/11 (c)	30,000,000	29,996,100
Nordea N.A., Inc., 0.28%, 4/19/11 (c)	40,000,000	39,976,472
Nordea N.A., Inc., 0.38%, 6/1/11 (c)	70,000,000	69,911,334
Old Line Funding LLC, 0.23%, 2/22/11 (b)(c)	42,284,000	42,278,327
Old Line Funding LLC, 0.23%, 2/23/11 (b)(c)	75,000,000	74,989,458
Royal Park Investment Funding Corp., 0.30%, 3/8/11 (b)(c)	75,000,000	74,978,125
Sheffield Receivables Corp., 0.26%, 2/16/11, (LOC Barclays Bank plc, N.Y.) (b)(c)	22,000,000	21,997,617
Sheffield Receivables Corp., 0.23%, 2/25/11, (LOC Barclays Bank plc, N.Y.) (b)(c)	70,000,000	69,989,267
Sheffield Receivables Corp., 0.27%, 4/13/11, (LOC Barclays Bank plc, N.Y.) (b)(c)	50,000,000	49,973,375
Thames Asset Global Securitization No.1, Inc., 0.24%, 2/14/11, (LOC Royal Bank of Scotland plc) (b)(c)	145,000,000	144,987,433
Westpac Securities NZ Ltd., 0.26%, 2/2/11 (c)	50,000,000	49,999,639

		1,723,721,342

TOTAL COMMERCIAL PAPER AND NOTES (COST $3,359,481,182)		3,359,481,182

Certificates of Deposit – 24.3%
Banking – 24.3%
Bank of Montreal, 0.25%, 2/22/11	70,000,000	70,000,000
Bank of Nova Scotia Houston, 0.27%, 3/15/11	70,000,000	70,000,000
Bank of Nova Scotia Houston, 0.34%, 7/7/11	70,000,000	70,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.37%, 2/28/11	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.38%, 7/25/11	45,000,000	45,000,000
BNP Paribas, N.Y., 0.65%, 3/20/11 (a)	100,000,000	100,000,000
Chase Bank USA N.A., 0.23%, 2/15/11	65,000,000	65,000,000
Credit Agricole CIB, N.Y., 0.50%, 2/15/11	60,000,000	60,000,000
Credit Suisse New York, 0.30%, 4/14/11	28,500,000	28,501,124
Deutsche Bank, N.Y., 0.36%, 2/24/11 (a)	70,000,000	70,000,000
Intesa Sanpaolo, N.Y., 0.61%, 2/7/11 (a)	100,000,000	100,000,000
Landesbank Hessen-Thuringen, 0.32%, 2/11/11	85,000,000	85,000,000
Mizuho Corporate Bank, N.Y., 0.25%, 2/11/11	100,000,000	100,000,000
National Bank of Canada, N.Y., 0.27%, 4/21/11	70,000,000	70,000,000
Natixis, N.Y., 0.32%, 2/7/11 (a)	100,000,000	100,000,000
Rabobank Nederland NV, N.Y., 0.37%, 7/7/11	70,000,000	70,000,000
Royal Bank of Canada, N.Y., 0.26%, 2/13/11 (a)	70,000,000	70,000,000
Royal Bank of Canada, N.Y., 0.26%, 2/13/11 (a)	65,000,000	65,000,060
Royal Bank of Scotland plc, N.Y., 0.25%, 2/23/11	140,000,000	140,000,000
Societe Generale, N.Y., 0.38%, 2/22/11	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp., 0.35%, 7/18/11	70,000,000	70,000,000
Svenska Handelsbanken, N.Y., 0.28%, 3/2/11	90,000,000	90,000,000

		1,738,501,184

TOTAL CERTIFICATES OF DEPOSIT (COST $1,738,501,184)		1,738,501,184

Repurchase Agreements – 8.1%
Barclays Capital Group, purchased on 1/31/11, 0.21%, due on 2/1/11 with a maturity value of $200,001,167, collateralized by various U.S. Government and Government Agency Obligations, 2.75%, 2/28/13, fair value of $204,000,104	200,000,000	200,000,000
Goldman Sachs, purchased on 1/31/11, 0.21%, due on 2/1/11 with a maturity value of $180,001,167, collateralized by various U.S. Government and Government Agency Obligations, 0.29%-3.13%, 3/11/11-12/28/12, fair value $183,600,000	180,000,000	180,000,000
Royal Bank of Canada, purchased on 1/31/11, 0.21%, due on 2/1/11 with a maturity value of $200,001,167, collateralized by various U.S. Government and Government Agency Obligations, 0.00%-5.00%, 12/8/11-1/28/26, fair value $204,000,058	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS (COST $580,000,000)		580,000,000

Time Deposits – 2.9%
Northern Trust Premium Offshore Time Deposit, 0.05%, 2/1/11	162,151	162,151

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

Societe Generale Cayman Time Deposit, 0.18%, 2/1/11	210,000,000	210,000,000

TOTAL TIME DEPOSITS (COST $210,162,151)		210,162,151

TOTAL INVESTMENTS (COST $7,154,091,420) — 100.0%		7,154,091,420

Percentages indicated are based on net assets of $7,154,579,853.
(a)

Variable rate security. The rate presented represents the rate in effect at January 31, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	Discount note. Rate presented represents the effective yield at time of purchase.
(d)	Rate presented represents the effective yield at time of purchase.
AMT	Interest on security is subject to federal alternative minimum tax
FHLMC	Federal Home Loan Mortgage Corporation
IDA	Industrial Development Agency
LIQ FAC	Liquidity Facility
LLC	Limited Liability Company
LOC	Letter of Credit
plc	Public Limited Company

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes – 76.5%
Alabama – 2.3%
Infirmary Health System Special Care Facilities Financing Authority Revenue, Series B, 0.26%, 2/2/11, (LOC Deutsche Bank A.G.) (a)	1,500,000	1,500,000
Mobile Alabama Industrial Development Board Dock & Wharf Revenue, Series A, 0.28%, 2/2/11, (LOC Bayerische Landesbank) (a)	1,000,000	1,000,000

		2,500,000

Arizona – 2.8%
Apache County Arizona Industrial Development Authority Revenue, Series 83A, 0.28%, 2/2/11, (LOC ABN AMRO Bank N.V.) (a)	600,000	600,000
Arizona State Board of Regents University System Revenue, Series B, 0.24%, 2/2/11, (LOC Lloyds TSB Bank plc) (a)	2,000,000	2,000,000
Coconino County Arizona Pollution Control Corp. Revenue, 0.29%, 2/1/11, AMT, (LOC JPMorgan Chase Bank) (a)	500,000	500,000

		3,100,000

California – 6.5%
California State Kindergarten GO, Series A2, 0.24%, 2/1/11, (LOC State Street Bank & Trust Co., California State Teacher’s Retirement) (a)	2,000,000	2,000,000
California State Kindergarten GO, Series A1, 0.25%, 2/1/11, (LOC Citibank N.A., California State Teacher’s Retirement) (a)	500,000	500,000
California Statewide Communities Development Authority Multi- family Revenue, Series BB, 0.36%, 2/3/11, AMT, (LOC Citibank N.A.) (a)	860,000	860,000
Hayward California Housing Authority Multi-family Revenue, 0.31%, 2/2/11, (Credit Support FHA, LOC State Street Bank & Trust Co.) (a)	2,000,000	2,000,000
San Francisco California City & County Redevelopment Agency Multi-family Revenue, Series F, 0.29%, 2/2/11, AMT, (LOC Citibank N.A.) (a)	1,000,000	1,000,000
South Bay California Regional Public Communications Authority Revenue, Series C, 0.34%, 2/3/11, (LOC Bank of America N.A.) (a)	715,000	715,000

		7,075,000

Colorado – 3.3%
Broomfield Colorado Urban Renewal Authority Tax Increment Revenue, 0.29%, 2/3/11, (LOC BNP Paribas) (a)	645,000	645,000
Colorado Housing & Finance Authority Multi-family Revenue, 0.30%, 2/2/11, (Credit Support FNMA, LIQ FAC FNMA) (a)	1,000,000	1,000,000
Colorado Housing & Finance Authority Multi-family Revenue, Series B, 0.25%, 2/7/11, (Credit Support FNMA, LIQ FAC FNMA) (a)	1,000,000	1,000,000
Fitzsimons Redevelopment Authority Revenue, 0.27%, 2/3/11, (LOC U.S. Bank N.A.) (a)	1,000,000	1,000,000

		3,645,000

Florida – 2.3%
Florida Keys Aqueduct Authority Water Revenue, 0.25%, 2/2/11, (LOC TD Bank N.A.) (a)	1,500,000	1,500,000
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue, Series E, 0.29%, 2/2/11, (LOC Wells Fargo Bank N.A.) (a)	1,000,000	1,000,000

		2,500,000

Georgia – 3.8%
Fulton County Residential Care Facilities Elderlly Authority Revenue, Series C, 0.27%, 2/2/11, (LOC Bank of Scotland) (a)	1,000,000	1,000,000
Georgia Private Colleges & Universities Authority Educational Facilities Revenue, Series B, 0.29%, 2/3/11, (LOC Wells Fargo Bank N.A.) (a)	1,000,000	1,000,000
Roswell Georgia Housing Authority Multi-family Revenue, 0.29%, 2/2/11, (Credit Support FNMA) (a)	1,400,000	1,400,000
Savannah Georgia Economic Development Authority Revenue, 0.54%, 2/3/11, (LOC Bank of America N.A.) (a)	800,000	800,000

		4,200,000

Illinois – 7.6%
Chicago Illinois Board of Education GO, 0.26%, 2/1/11, (LOC U.S. Bank N.A.) (a)	900,000	900,000
Chicago Illinois O’Hare International Airport Revenue, Series C, 0.30%, 2/2/11, (LOC Societe Generale) (a)	1,000,000	1,000,000
Illinois Development Finance Authority Revenue, 0.28%, 2/2/11, (LOC Northern Trust Co.) (a)	1,000,000	1,000,000
Illinois Educational Facilities Authority Revenue, 0.32%, 2/2/11, (LOC Citibank N.A.) (a)	1,000,000	1,000,000
Illinois Finance Authority Revenue, Series C, 0.27%, 2/1/11, (LOC JPMorgan Chase Bank) (a)	2,000,000	2,000,000
Illinois Finance Authority Revenue, Series A, 0.28%, 2/3/11, (LOC Northern Trust Co.) (a)	1,500,000	1,500,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Illinois, continued
Lake County Illinois Multi-family Housing Revenue, 0.31%, 2/3/11, AMT, (Credit Support FHLMC, LIQ FAC FHLMC) (a)	900,000	900,000

		8,300,000

Indiana – 0.9%
Indiana State Finance Authority Revenue, Series A, 0.26%, 2/3/11, (LOC Northern Trust Co.) (a)	1,000,000	1,000,000

Kentucky – 0.9%
Boone County Kentucky Pollution Control Revenue, 0.27%, 2/2/11, (LOC Wells Fargo Bank N.A.) (a)	1,000,000	1,000,000

Louisiana – 0.9%
Louisiana Public Facilities Authority Revenue, Series B-1, 0.29%, 2/2/11, (LOC Bank of New York) (a)	1,000,000	1,000,000

Maine – 1.0%
Gorham Maine Revenue Obligation Securities, Series A, 0.56%, 2/2/11, AMT, (LOC TD Banknorth N.A.) (a)	1,030,000	1,030,000

Massachusetts – 0.9%
Massachusetts State Development Finance Agency Revenue, Series U-2, 0.23%, 2/3/11, (LOC BNP Paribas) (a)	1,000,000	1,000,000

Michigan – 0.8%
Wayne County Michigan Airport Authority Revenue, Series C1, 0.75%, 2/3/11, AMT, (LOC Wells Fargo Bank N.A.) (a)	900,000	900,000

Minnesota – 2.1%
St. Paul Minnesota Port Authority District Heating Revenue, Series 7- Q, 0.25%, 2/3/11, (LOC Deutsche Bank A.G.) (a)	1,300,000	1,300,000
St. Paul Minnesota Port Authority Tax Increment Revenue, 0.26%, 2/2/11, (LOC U.S. Bank N.A.) (a)	1,000,000	1,000,000

		2,300,000

Missouri – 2.3%
Missouri State Health & Educational Facilities Authority Revenue, Series E, 0.23%, 2/1/11, (LOC PNC Bank N.A.) (a)	2,500,000	2,500,000

Montana – 1.8%
Forsyth Montana Pollution Control Revenue, 0.29%, 2/1/11, (LOC BNP Paribas) (a)	2,000,000	2,000,000

Nebraska – 0.9%
Saline County Nebraska Hospital Authority No. 1 Hospital Revenue, Series C, 0.26%, 2/3/11, (LOC U.S. Bank N.A.) (a)	985,000	985,000

New Hampshire – 0.9%
New Hampshire State Business Finance Authority Revenue, 0.29%, 2/1/11, (LOC TD Banknorth N.A.) (a)	1,000,000	1,000,000

New Jersey – 7.0%
New Jersey Economic Development Authority Gas Facilities Revenue, 0.25%, 2/1/11, (LOC Bank of Tokyo-Mitsubishi UFJ Ltd.) (a)	2,000,000	2,000,000
New Jersey State Building Authority Revenue, Sub-series A-2, 0.24%, 2/2/11, (LOC Bank of New York) (a)	700,000	700,000
New Jersey State Transportation Trust Fund Authority Revenue, Series D, 0.26%, 2/7/11, (LOC Sumitomo Mitsui Banking Corp.) (a)	1,500,000	1,500,000
New Jersey State Turnpike Authority Revenue, Series D, 0.24%, 2/3/11, (LOC Scotiabank) (a)	2,000,000	2,000,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New Jersey, continued
New Jersey State Turnpike Authority Turnpike Revenue, Series D, 0.30%, 2/2/11, (Credit Support NATL-RE FGIC, LOC Societe Generale) (a)	1,500,000	1,500,000

		7,700,000

New Mexico – 1.8%
New Mexico Educational Assistance Foundation Revenue, Series A-1, 0.32%, 2/3/11, AMT, (Credit Support Guaranteed Student Loans, LOC Royal Bank of Canada) (a)	2,000,000	2,000,000

New York – 0.9%
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.24%, 2/2/11, (LOC State Street Bank & Trust Co.) (a)	1,000,000	1,000,000

North Carolina – 1.0%
Charlotte-Mecklenburg Hospital Authority North Carolina Health Care System Revenue, Series B, 0.25%, 2/1/11, (LOC Wells Fargo Bank N.A.) (a)	1,100,000	1,100,000

Ohio – 6.3%
Hamilton County Ohio Health Care Revenue, Series B, 0.29%, 2/3/11, (LOC PNC Bank N.A.) (a)	500,000	500,000
Hamilton County Ohio Hospital Facilities Revenue, 0.29%, 2/3/11, (LOC PNC Bank N.A.) (a)	1,200,000	1,200,000
Lucas County Ohio Hospital Revenue, Series A, 0.23%, 2/7/11, (LOC UBS AG) (a)	2,000,000	2,000,000
Ohio State Air Quality Development Authority Revenue, Series A, 0.26%, 2/3/11, (LOC Bank of Nova Scotia) (a)	1,250,000	1,250,000
Ohio State Air Quality Development Authority Revenue, Series C, 0.27%, 2/3/11, (LOC Bank of Tokyo-Mitsubishi UFJ Ltd.) (a)	2,000,000	2,000,000

		6,950,000

Oregon – 1.8%
Oregon State Health Housing Educational & Cultural Facilities Authority, 0.24%, 2/1/11, (LOC U.S. Bank N.A.) (a)	1,000,000	1,000,000
Port of Portland Oregon Airport Revenue, Series 18A, 0.28%, 2/2/11, AMT, (LOC Lloyds TSB Bank plc) (a)	1,000,000	1,000,000

		2,000,000

Pennsylvania – 3.7%
Beaver County Industrial Development Authority Pollution Control Revenue, Series A, 0.28%, 2/2/11, (LOC Bank of Nova Scotia) (a)	1,000,000	1,000,000
Haverford Township Pennsylvania School District GO, 0.27%, 2/3/11, (Credit Support State Aid Withholding, LOC TD Bank N.A.) (a)	1,000,000	1,000,000
Jackson Township Pennsylvania Industrial Development Authority Revenue, 0.33%, 2/3/11, AMT, (LOC PNC Bank N.A.) (a)	1,000,000	1,000,000
Pittsburgh Pennsylvania Water & Sewer Authority System Revenue, Series B2, 0.27%, 2/3/11, (LOC PNC Bank N.A.) (a)	1,000,000	1,000,000

		4,000,000

Texas – 1.8%
Harris County Texas Hospital District Revenue, 0.29%, 2/3/11, (LOC JPMorgan Chase Bank) (a)	1,000,000	1,000,000
Houston Texas Utility System Revenue, Series B-3, 0.24%, 2/3/11, (LOC Sumitomo Mitsui Banking Corp.) (a)	1,000,000	1,000,000

		2,000,000

Utah – 1.8%
Utah Transport Authority Sales Tax Revenue, 0.24%, 2/1/11, (LOC Fortis Bank S.A.) (a)	2,000,000	2,000,000

Vermont – 0.9%
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 0.27%, 2/1/11, (LOC TD Banknorth N.A.) (a)	1,000,000	1,000,000

Virginia – 2.3%
Norfolk Virginia Redevelopment & Housing Authority Revenue, 0.32%, 2/1/11, (LOC Bank of America N.A.) (a)	2,500,000	2,500,000

Washington – 1.8%
Washington State Health Care Facilities Authority Revenue, Series B, 0.27%, 2/1/11, (LOC JPMorgan Chase Bank) (a)	1,000,000	1,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Washington, continued
Washington State Housing Finance Commission Multi-family Housing Revenue, 0.29%, 2/2/11, (Credit Support FHLMC, LIQ FAC FHLMC) (a)	1,000,000	1,000,000

		2,000,000

West Virginia – 1.4%
West Virginia Economic Development Authority Pollution Control Revenue, Series B, 0.25%, 2/3/11, (LOC Royal Bank of Scotland) (a)	1,500,000	1,500,000

Wisconsin – 1.1%
Wisconsin State Health & Educational Facilities Authority Revenue, 0.27%, 2/1/11, (LOC JPMorgan Chase Bank) (a)	1,200,000	1,200,000

Wyoming – 0.9%
Sweetwater County Wyoming Pollution Control Revenue, Series A, 0.25%, 2/1/11, (LOC Barclays Bank plc) (a)	1,000,000	1,000,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $83,985,000)		83,985,000

Commercial Paper And Notes – 1.4%
Wyoming – 1.4%
Sweetwater County Wyoming Pollution, Series 88-A, 0.32%, 2/1/11, (LOC Barclays Bank plc) (b)	1,500,000	1,500,000

TOTAL COMMERCIAL PAPER AND NOTES (COST $1,500,000)		1,500,000

Municipal Bonds – 15.2%
Delaware – 0.9%
Delaware State GO, Series C, 5.00%, 7/1/12, prerefunded 7/1/11 @ 100	1,000,000	1,019,411

Illinois – 1.0%
Chicago Illinois Board of Education GO, Series A, 5.25%, 12/1/13, (Credit Support NATL-RE), prerefunded 12/1/11 @ 100	1,000,000	1,040,063

Iowa – 0.9%
Tobacco Settlement Authority Revenue, Series B, 5.60%, 6/1/35, prerefunded 6/1/11 @ 101	1,000,000	1,027,491

Michigan – 0.9%
Michigan State Trunk Line Revenue, Series A, 5.25%, 11/1/30, (Credit Support AGM), prerefunded 11/1/11 @ 100	1,000,000	1,036,859

Minnesota – 1.3%
Minnesota State GO, 5.00%, 8/1/11, ETM	405,000	414,271
Minnesota State GO, 5.00%, 10/1/21, prerefunded 10/1/11 @ 100	1,000,000	1,030,757

		1,445,028

Missouri – 1.1%
Mehlville Missouri School District No. R-9 Certificates of Participation, Series A, 5.50%, 3/1/14, (Credit Support AGM), prerefunded 3/1/11 @ 100	1,190,000	1,194,700

New Jersey – 0.9%
Branchburg Township Board of Education GO, 5.00%, 7/15/28, (Credit Support FGIC), prerefunded 7/15/11 @ 100	965,000	985,403

Pennsylvania – 1.3%
Pennsylvania State Turnpike Commission Revenue, 5.00%, 7/15/41, (Credit Support AMBAC), prerefunded 7/15/11 @ 101	1,325,000	1,366,293

Rhode Island – 0.8%
Rhode Island State & Providence Plantations GO, Series C, 5.50%, 9/1/12, (Credit Support NATL- RE), prerefunded 9/1/11 @ 101	880,000	915,145

Texas – 3.7%
Harris County Texas GO, 4.50%, 8/15/13, prerefunded 8/15/11 @ 100	500,000	511,204
Harris County Texas GO, 5.38%, 10/1/16, prerefunded 10/1/11 @ 100	500,000	516,705
Houston Texas GO, Series A, 5.38%, 3/1/15, (Credit Support AGM), prerefunded 3/1/11 @ 100	2,000,000	2,007,829
University of Texas Revenue, Series B, 5.38%, 8/15/15, prerefunded 8/15/11 @ 100	1,000,000	1,027,033

		4,062,771

Washington – 0.5%
Snohomish County Washington GO, 5.25%, 12/1/26, (Credit Support NATL-RE), prerefunded 12/1/11 @ 100	550,000	572,328

Wisconsin – 1.9%
Wisconsin State GO, Series B, 5.00%, 5/1/16, (Credit Support FGIC), prerefunded 5/1/11 @ 100	1,000,000	1,011,594
Wisconsin State Health & Educational Facilities Authority Revenue, 5.38%, 10/1/30, prerefunded 10/1/11 @ 101	1,000,000	1,043,311

		2,054,905

TOTAL MUNICIPAL BONDS (COST $16,720,397)		16,720,397

Investment Companies – 6.6%
BlackRock Liquidity Funds MuniFund Portfolio, Institutional Shares, 0.14% (c)	5,000,439	5,000,439

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Shares	Amortized Cost ($)

Investment Companies, continued
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.04% (c)	2,221,870	2,221,870

TOTAL INVESTMENT COMPANY (COST $7,222,309)		7,222,309

TOTAL INVESTMENTS (COST $109,427,706) — 99.7%		109,427,706

Percentages indicated are based on net assets of $109,708,921.
(a)

Variable rate security. The rate presented represents the rate in effect at January 31, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	Rate presented represents the effective yield at time of purchase.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Interest on security is subject to federal alternative minimum tax
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NATL-RE	Reinsurance provided by the National Public Finance Guarantee Corporation
plc	Public Limited Company

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

U.S. Government and Government Agency Obligations – 23.6%
Federal Farm Credit Bank – 2.7%
3.00%, 3/3/11	10,000,000	10,021,964
0.26%, 4/20/11, Series 1 (a)	40,000,000	40,000,000
0.40%, 6/1/11 (a)	150,000,000	150,000,000

		200,021,964

Federal Home Loan Bank – 13.9%
4.63%, 2/18/11	12,615,000	12,640,627
1.00%, 2/28/11	150,000,000	150,087,342
0.21%, 3/30/11	200,000,000	199,986,963
0.22%, 5/6/11 (a)	51,000,000	50,991,989
0.22%, 5/6/11, Series 1 (a)	100,000,000	99,989,699
0.20%, 5/26/11, Series 1 (a)	5,000,000	4,998,722
0.27%, 5/27/11, Series 3 (a)	175,000,000	175,000,000
0.30%, 9/13/11 (a)	200,000,000	200,000,000
0.28%, 10/20/11, Series 1 (a)	100,000,000	100,000,000
0.40%, 11/28/11, Callable 2/28/11
@ 100	22,250,000	22,250,000
0.33%, 1/6/12 (b)	10,000,000	9,968,925

		1,025,914,267

Federal Home Loan Mortgage Corp. – 1.4%
0.15%, 11/8/11 (a)	100,000,000	100,000,000
Federal National Mortgage Association – 5.6%
5.50%, 3/15/11	48,000,000	48,277,791
5.13%, 4/15/11	72,000,000	72,664,246
0.24%, 5/2/11 (b)	200,000,000	199,880,000
3.63%, 8/15/11	92,762,000	94,371,161

		415,193,198

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $1,741,129,429)		1,741,129,429

U.S. Treasury Obligations – 6.4%
U.S. Treasury Notes – 6.4%
0.88%, 4/30/11	20,000,000	20,031,352
1.00%, 8/31/11	50,000,000	50,191,261
1.00%, 9/30/11	100,000,000	100,505,356
1.00%, 10/31/11	100,000,000	100,550,815
1.13%, 12/15/11	100,000,000	100,689,422
0.88%, 1/31/12	100,000,000	100,561,870

		472,530,076

TOTAL U.S. TREASURY OBLIGATIONS (COST $472,530,076)		472,530,076

Repurchase Agreements – 69.9%
Bank of America Corp., purchased on 1/31/11, 0.22%, due on 2/1/11 with a maturity value of $500,003,056, collateralized by various U.S. Government and Government Agency Obligations, 2.24%-5.77%, 8/19/11-1/1/41, fair value $510,000,000	500,000,000	500,000,000
Barclays Capital Group, purchased on 1/31/11, 0.24%, due on 2/1/11 with a maturity value of $1,000,006,667, collateralized by U.S. Government and Government Agency Obligations, 0.00%-3.25%, 2/23/11-12/26/12, fair value $1,020,000,000	1,000,000,000	1,000,000,000
BNP Paribas, purchased on 1/31/11, 0.22%, due on 2/1/11 with a maturity value of $700,004,278, collateralized by various U.S. Government and Government Agency Obligations, 2.43%-7.00%, 6/1/19-11/1/48, fair value $714,000,000	700,000,000	700,000,000
Citigroup Global Markets, purchased on 1/31/11, 0.24%, due on 2/1/11 with a maturity value of $300,002,000, collateralized by various U.S. Government and Government Agency Obligations, 2.60%-7.00%, 1/1/16-4/15/43, fair value $306,000,000	300,000,000	300,000,000
Deutsche Bank, purchased on 1/31/11, 0.22%, due on 2/1/11 with a maturity value of $500,003,057, collateralized by various U.S. Government and Government Agency Obligations, 3.50%-5.50%, 8/1/25-12/1/40, fair value $510,000,000	500,000,000	500,000,000
Goldman Sachs, purchased on 1/25/11, 0.16%, due on 2/1/11 with a maturity value of $250,007,778, collateralized by various U.S. Government and Government Agency Obligations, 0.63%-3.63%, 1/31/13-8/15/19, fair value $255,000,085	250,000,000	250,000,000
Goldman Sachs, purchased on 1/26/11, 0.15%, due on 2/2/11 with a maturity value of $250,007,292, collateralized by U.S. Treasury Obligation, 0.88%, 1/31/12, fair value $255,000,095	250,000,000	250,000,000
Goldman Sachs, purchased on 1/31/11, 0.22%, due on 2/1/11 with a maturity value of $20,000,122, collateralized by various U.Sl Government and Government Agency Obligations, 1.75%-2.38%, 6/22/12-11/15/12, fair value $20,400,000	20,000,000	20,000,000
Greenwich Capital Markets, Inc., purchased on 1/24/11, 0.19%, due on 2/7/11 with a maturity value of $100,007,389, collateralized by various U.S. Government and Government Agency Obligations, 0.00%-3.25%, 7/1/33-1/1/41, fair value $102,000,236	100,000,000	100,000,000
Greenwich Capital Markets, Inc., purchased on 1/25/11, 0.18%, due on 2/1/11 with a maturity value of $150,005,250, collateralized by various U.S. Government and Government Agency Obligations, 0.00%-5.35%, 11/1/35-1/1/41, fair value $153,001,422	150,000,000	150,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Repurchase Agreements, continued
Greenwich Capital Markets, Inc., purchased on 1/31/11, 0.22%, due on 2/1/11 with a maturity value of $450,002,750, collateralized by various U.S. Government and Government Agency Obligations, 0.50%-2.63%, 3/3/11-11/15/20, fair value $459,004,345	450,000,000	450,000,000
Royal Bank of Canada, purchased on 1/31/11, 0.21%, due on 2/1/11 with a maturity value of $700,004,083, collateralized by various U.S. Government and Government Agency Obligations, 0.00%-8.88%, 3/1/11-1/20/41, fair value $714,000,343	700,000,000	700,000,000
Royal Bank of Canada, purchased on 1/31/11, 0.22%, due on 2/1/11 with a maturity value of $250,001,528, collateralized by various U.S. Government and Government Agency Obligations, 3.00%-6.00%, 1/1/11-1/20/41, fair value $255,000,000	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (COST $5,170,000,000)		5,170,000,000

TOTAL INVESTMENTS (COST $7,383,659,505) — 99.9%		7,383,659,505

Percentages indicated are based on net assets of $7,392,940,080.
(a)

Variable rate security. The rate presented represents the rate in effect at January 31, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	Discount note. Rate presented represents the effective yield at time of purchase.
MTN	Medium Term Note

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

U.S. Treasury Obligations— 108.5%
U.S. Treasury Bills – 94.4%
0.10%, 2/3/11(a)	1,082,000,000	1,081,992,605
0.11%, 2/10/11(a)	567,000,000	566,980,946
0.14%, 2/17/11(a)	564,900,000	564,862,507
0.11%, 3/3/11(a)	375,000,000	374,955,560
0.11%, 3/10/11(a)	173,000,000	172,971,968
0.13%, 3/17/11(a)	273,000,000	272,945,771
0.08%, 3/24/11(a)	100,000,000	99,977,334
0.09%, 4/7/11(a)	50,000,000	49,983,976
0.08%, 4/21/11(a)	100,000,000	99,965,767
0.08%, 7/21/11(a)	22,156,000	22,139,260

		3,306,775,694

U.S. Treasury Notes – 14.1%
5.00%, 2/15/11	118,299,000	118,515,984
0.88%, 4/30/11	125,000,000	125,202,278
0.88%, 5/31/11	50,000,000	50,113,149
1.00%, 7/31/11	50,000,000	50,154,549
1.00%, 8/31/11	50,000,000	50,190,361
1.00%, 9/30/11	50,000,000	50,234,307
1.13%, 12/15/11	50,000,000	50,343,522

		494,754,150

Total U.S. Treasury Obligations (COST $3,801,529,844)		3,801,529,844

TOTAL INVESTMENTS (COST $3,801,529,844) — 108.5%		3,801,529,844

Percentages indicated are based on net assets of $3,504,736,991.
(a)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Affiliated Investment Company— 0.6%
HSBC Investor Prime Money Market Fund, Class I Shares, 0.02% (a)	95,696	95,696

Total Affiliated Investment Company		95,696

Affiliated Portfolios— 63.5%
HSBC Investor Growth Portfolio	2,464,824	3,832,315
HSBC Investor International Equity Portfolio	687,851	1,698,846
HSBC Investor Opportunity Portfolio	231,158	967,345
HSBC Investor Value Portfolio	2,628,410	3,864,991

Total Affiliated Portfolios		10,363,497

Unaffiliated Investment Companies— 31.5%
Cohen & Steers Institutional Global Realty Shares, Inc.	909	18,987
CRM Small/Mid Cap Value Fund, Institutional Shares	63,276	963,062
Delaware Emerging Markets Fund, Class I Shares	54,326	867,035
EII Global Property Fund, Institutional Shares	1,884	28,220
Goldman Sachs High Yield Fund, Institutional Shares	122,817	908,843
JPMorgan High Yield Fund, Select Shares	109,936	913,572
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (a)	58,311	58,311
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	8,647	81,977
Transamerica WMC Emerging Markets Fund, Class I Shares	98,011	1,308,449

Total Unaffiliated Investment Companies		5,148,456

Exchange Traded Fund— 4.2%
PowerShares Global Listed Private Equity Portfolio ETF	62,869	689,044

Total Exchange Traded Fund		689,044

TOTAL INVESTMENTS (COST $14,559,783) — 99.8%		16,296,693

Percentages indicated are based on net assets of $16,332,236.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ETF	Exchange Traded Fund

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

BALANCED STRATEGY FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Affiliated Investment Company— 1.2%
HSBC Investor Prime Money Market Fund, Class I Shares, 0.02% (a)	542,180	542,181

Total Affiliated Investment Company		542,181

Affiliated Portfolios— 46.3%
HSBC Investor Growth Portfolio	5,313,209	8,260,993
HSBC Investor International Equity Portfolio	1,235,287	3,050,897
HSBC Investor Opportunity Portfolio	495,421	2,073,226
HSBC Investor Value Portfolio	5,654,787	8,315,178

Total Affiliated Portfolios		21,700,294

Unaffiliated Investment Companies— 48.0%
Cohen & Steers Institutional Global Realty Shares, Inc.	13,543	282,914
CRM Small/Mid Cap Value Fund, Institutional Shares	135,907	2,068,507
Delaware Emerging Markets Fund, Class I Shares	81,501	1,300,750
EII Global Property Fund, Institutional Shares	28,327	424,341
Goldman Sachs Emerging Markets Debt Fund, Class I Shares	224,164	2,730,323
Goldman Sachs High Yield Fund, Institutional Shares	507,854	3,758,123
JPMorgan High Yield Fund, Select Shares	454,572	3,777,493
Lord Abbett Core Fixed Income Fund, Institutional Shares	78,479	849,139
Metropolitan West Total Return Bond Fund, Institutional Shares	81,496	848,372
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (a)	256,883	256,883
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	326,718	3,097,287
PIMCO Total Return Fund, Institutional Shares	104,292	1,131,569
Transamerica WMC Emerging Markets Fund, Class I Shares	149,478	1,995,530

Total Unaffiliated Investment Companies		22,521,231

Exchange Traded Funds— 4.5%
iShares iBoxx $ Investment Grade Corporate Bond Fund	6,476	702,517
PowerShares Global Listed Private Equity Portfolio ETF	128,849	1,412,185

Total Exchange Traded Funds		2,114,702

TOTAL INVESTMENTS (COST $42,592,656) — 100.0%		46,878,408

Percentages indicated are based on net assets of $46,883,782.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ETF	Exchange Traded Fund

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

MODERATE STRATEGY FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Affiliated Investment Company— 0.9%
HSBC Investor Prime Money Market Fund, Class I Shares, 0.02% (a)	403,531	403,531

Total Affiliated Investment Company		403,531

Affiliated Portfolios— 33.9%
HSBC Investor Growth Portfolio	3,381,968	5,258,294
HSBC Investor International Equity Portfolio	1,145,683	2,829,597
HSBC Investor Opportunity Portfolio	315,382	1,319,803
HSBC Investor Value Portfolio	3,599,256	5,292,587

Total Affiliated Portfolios		14,700,281

Unaffiliated Investment Companies— 62.2%
Cohen & Steers Institutional Global Realty Shares, Inc.	12,574	262,666
CRM Small/Mid Cap Value Fund, Institutional Shares	86,436	1,315,550
Delaware Emerging Markets Fund, Class I Shares	53,936	860,811
EII Global Property Fund, Institutional Shares	22,091	330,918
Goldman Sachs Emerging Markets Debt Fund, Class I Shares	259,853	3,165,014
Goldman Sachs High Yield Fund, Institutional Shares	456,489	3,378,015
Highbridge Statistical Market Neutral Fund, Select Shares	21,303	323,806
JPMorgan High Yield Fund, Select Shares	408,634	3,395,751
Lord Abbett Core Fixed Income Fund, Institutional Shares	251,683	2,723,209
Metropolitan West Total Return Bond Fund, Institutional Shares	261,406	2,721,236
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (a)	26,329	26,329
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	364,711	3,457,460
PIMCO Total Return Fund, Institutional Shares	334,472	3,629,019
Transamerica WMC Emerging Markets Fund, Class I Shares	104,795	1,399,011

Total Unaffiliated Investment Companies		26,988,795

Exchange Traded Funds— 2.7%
iShares iBoxx $ Investment Grade Corporate Bond Fund	3,924	425,675
PowerShares Global Listed Private Equity Portfolio ETF	68,886	754,991

Total Exchange Traded Funds		1,180,666

TOTAL INVESTMENTS (COST $39,883,142) — 99.7%		43,273,273

Percentages indicated are based on net assets of $43,395,737.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ETF	Exchange Traded Fund

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Affiliated Investment Company— 1.4%
HSBC Investor Prime Money Market Fund, Class I Shares, 0.02% (a)	244,835	244,835

Total Affiliated Investment Company		244,835

Affiliated Portfolios— 22.4%
HSBC Investor Growth Portfolio	831,300	1,292,508
HSBC Investor International Equity Portfolio	392,051	968,283
HSBC Investor Opportunity Portfolio	73,986	309,615
HSBC Investor Value Portfolio	884,750	1,300,995

Total Affiliated Portfolios		3,871,401

Unaffiliated Investment Companies— 74.4%
Cohen & Steers Institutional Global Realty Shares, Inc.	992	20,725
CRM Small/Mid Cap Value Fund, Institutional Shares	21,237	323,231
Delaware Emerging Markets Fund, Class I Shares	3,514	56,088
EII Global Property Fund, Institutional Shares	1,395	20,890
Goldman Sachs Emerging Markets Debt Fund, Class I Shares	105,652	1,286,839
Goldman Sachs High Yield Fund, Institutional Shares	164,210	1,215,155
Highbridge Statistical Market Neutral Fund, Select Shares	32,507	494,109
JPMorgan High Yield Fund, Select Shares	146,986	1,221,456
Lord Abbett Core Fixed Income Fund, Institutional Shares	192,098	2,078,504
Metropolitan West Total Return Bond Fund, Institutional Shares	199,529	2,077,100
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (a)	3,083	3,083
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	131,082	1,242,654
PIMCO Total Return Fund, Institutional Shares	255,304	2,770,043
Transamerica WMC Emerging Markets Fund, Class I Shares	6,236	83,248

Total Unaffiliated Investment Companies		12,893,125

Exchange Traded Funds— 1.7%
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,341	253,952
PowerShares Global Listed Private Equity Portfolio ETF	3,961	43,412

Total Exchange Traded Funds		297,364

TOTAL INVESTMENTS (COST $16,538,430) — 99.9%		17,306,725

Percentages indicated are based on net assets of $17,321,636.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ETF	Exchange Traded Fund

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stock – 99.2%
Aerospace & Defense – 2.9%
Goodrich Corp.	11,800	1,069,316
United Technologies Corp.	25,200	2,048,760

		3,118,076

Air Freight & Logistics – 1.2%
C.H. Robinson Worldwide, Inc.	16,100	1,241,149

Auto Components – 2.1%
BorgWarner, Inc. (a)	15,700	1,058,651
Ford Motor Co. (a)	76,700	1,223,365

		2,282,016

Biotechnology – 0.8%
Celgene Corp. (a)	16,600	855,398

Capital Markets – 6.2%
Franklin Resources, Inc.	13,100	1,580,515
Goldman Sachs Group, Inc.	18,100	2,961,522
TD AMERITRADE Holding Corp.	51,200	1,045,504
The Charles Schwab Corp.	53,800	971,090

		6,558,631

Chemicals – 0.8%
Ecolab, Inc.	17,500	869,575

Communications Equipment – 4.1%
Juniper Networks, Inc. (a)	24,400	905,728
QUALCOMM, Inc.	63,100	3,415,603

		4,321,331

Computers & Peripherals – 9.7%
Apple, Inc. (a)	15,730	5,337,504
EMC Corp. (a)	107,600	2,678,164
Hewlett-Packard Co.	23,900	1,091,991
NetApp, Inc. (a)	22,500	1,231,425

		10,339,084

Construction & Engineering – 1.8%
Fluor Corp.	28,000	1,937,320

Diversified Financial Services – 5.1%
CME Group, Inc.	3,700	1,141,672
IntercontinentalExchange, Inc. (a)	7,700	927,773
JPMorgan Chase & Co.	39,500	1,775,130
Visa, Inc., Class A	23,100	1,613,535

		5,458,110

Electronic Equipment, Instruments & Components – 1.7%
Agilent Technologies, Inc. (a)	25,900	1,083,397
Amphenol Corp., Class A	13,500	747,090

		1,830,487

Energy Equipment & Services – 6.1%
FMC Technologies, Inc. (a)	25,700	2,415,800
Halliburton Co.	25,800	1,161,000
Schlumberger Ltd.	32,600	2,901,074

		6,477,874

Food & Staples Retailing – 1.0%
Costco Wholesale Corp.	15,000	1,077,600

Food Products – 0.9%
Green Mountain Coffee Roasters, Inc. (a)	28,200	946,956

Health Care Equipment & Supplies – 1.7%
Intuitive Surgical, Inc. (a)	2,600	839,566
Varian Medical Systems, Inc. (a)	14,200	959,494

		1,799,060

Health Care Providers & Services – 3.4%
Edwards Lifesciences Corp. (a)	5,500	463,595
Express Scripts, Inc. (a)	55,300	3,115,049

		3,578,644

Health Care Technology – 1.1%
Cerner Corp. (a)	11,800	1,166,430

Hotels, Restaurants & Leisure – 1.0%
Yum! Brands, Inc.	22,900	1,070,804

Internet & Catalog Retail – 4.9%
Amazon.com, Inc. (a)	14,500	2,459,780
Priceline.com, Inc. (a)	6,440	2,759,669

		5,219,449

Internet Software & Services – 5.1%
Baidu, Inc. ADR (a)	14,750	1,602,292
Google, Inc., Class A (a)	4,850	2,911,746
Netflix, Inc. (a)	3,400	727,872
VeriSign, Inc.	6,700	225,455

		5,467,365

IT Services – 4.0%
Cognizant Technology Solutions Corp. (a)	59,100	4,311,345

Machinery – 6.1%
Danaher Corp.	57,400	2,643,844
Deere & Co.	22,600	2,054,340
Illinois Tool Works, Inc.	34,400	1,840,056

		6,538,240

Media – 1.0%
Scripps Networks Interactive, Class A	22,800	1,060,200

Metals & Mining – 3.5%
Cliffs Natural Resources, Inc.	26,500	2,264,690
Walter Energy, Inc.	11,600	1,511,132

		3,775,822

Oil, Gas & Consumable Fuels – 2.6%
Occidental Petroleum Corp.	17,400	1,682,232
Peabody Energy Corp.	16,500	1,046,430

		2,728,662

Personal Products – 1.1%
The Estee Lauder Cos., Inc., Class A	14,600	1,175,300

Pharmaceuticals – 1.6%
Shire plc ADR	20,900	1,657,579

Road & Rail – 3.0%
Union Pacific Corp.	33,400	3,160,642

Semiconductors & Semiconductor Equipment – 2.2%
ASML Holding N.V., NY Shares	30,142	1,266,265
Texas Instruments, Inc.	31,000	1,051,210

		2,317,475

Software – 7.9%
Autodesk, Inc. (a)	39,000	1,586,520
Citrix Systems, Inc. (a)	26,800	1,693,224
Intuit, Inc. (a)	23,000	1,079,390
Oracle Corp.	93,800	3,004,414

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stock, continued
Software, continued
Salesforce.com, Inc. (a)	8,200	1,058,948

		8,422,496

Specialty Retail – 2.0%
Dollar General Corp. (a)	33,100	920,511
O’Reilly Automotive, Inc. (a)	22,100	1,255,943

		2,176,454

Textiles, Apparel & Luxury Goods – 1.0%
Nike, Inc., Class B	13,400	1,105,232

Wireless Telecommunication Services – 1.6%
American Tower Corp., Class A (a)	32,900	1,673,294

TOTAL COMMON STOCK (COST $78,123,041)		105,718,100

Investment Company – 1.9%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (b)	1,985,267	1,985,267

TOTAL INVESTMENT COMPANY (COST $1,985,267)		1,985,267

TOTAL INVESTMENTS (COST $80,108,308) — 101.1%		107,703,367

Percentages indicated are based on net assets of $106,550,195.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ADR	American Depositary Receipt
plc	Public Limited Company

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stock – 96.8%
Australia – 1.5%
Myer Holdings Ltd.	86,881	315,833
QR National Ltd. (a)	111,296	310,477

		626,310

Belgium – 1.2%
Anheuser-Busch InBev NV	9,300	513,091

Bermuda – 1.0%
GOME Electrical Appliances Holdings Ltd. (a)	1,151,000	436,957

Brazil – 4.8%
Banco Do Brasil SA	29,600	528,464
Banco Santander Brasil SA ADR	39,000	452,400
Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,800	436,216
Companhia Energetica de Sao Paulo, Preferred B Shares	14,500	247,654
PDG Realty SA	67,400	372,805

		2,037,539

Canada – 3.1%
Bankers Petroleum Ltd. (a)	34,400	286,581
Canadian Oil Sands Ltd.	13,100	359,723
First Quantum Minerals Ltd.	5,000	578,614
Penn West Energy Trust	50	1,368
Questerre Energy Corp. (a)	77,422	116,115

		1,342,401

China – 1.2%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd., Class H (a)	101,000	231,630
Weichai Power Co. Ltd., Class H	42,000	287,831

		519,461

Denmark – 0.8%
Carlsberg A/S, Class B	3,610	358,954

France – 5.8%
Alstom SA	4,231	236,103
AXA SA	20,519	434,212
PPR	2,477	395,111
Safran SA	15,986	577,502
Sanofi-Aventis ADR	7,800	268,398
Vinci SA	9,988	576,619

		2,487,945

Germany – 8.5%
Daimler AG, Registered (a)	4,200	307,104
Deutsche Lufthansa AG (a)	15,499	325,725
Deutsche Post AG	27,094	497,960
Deutsche Telekom AG	20,408	272,787
Fresenius SE & Co. KGaA	6,836	595,223
GEA Group AG	11,127	317,919
Henkel AG & Co. KGaA	8,188	420,683
SAP AG	10,409	603,405
Siemens AG	2,298	295,343

		3,636,149

Greece – 0.6%
Public Power Corp.	14,839	242,186

Hong Kong – 3.6%
Guangdong Investment Ltd.	600,000	307,642
Huabao International Holdings Ltd.	232,000	345,029
Hysan Development Co. Ltd	93,000	446,055
The Wharf Holdings Ltd.	57,000	433,453

		1,532,179

Indonesia – 1.4%
PT Bank Negara Indonesia (Persero) Tbk	712,500	255,451
PT Bumi Resources Tbk	1,066,000	324,610

		580,061

Ireland (Republic of) – 1.3%
Accenture plc, Class A	10,700	550,729

Israel – 2.5%
Israel Chemicals Ltd.	29,137	459,273
Teva Pharmaceutical Industries Ltd. ADR	11,200	612,080

		1,071,353

Italy – 1.5%
Intesa Sanpaolo SpA	105,472	351,210
Telecom Italia SpA	189,980	269,847

		621,057

Japan – 14.6%
Asahi Kasei Corp.	65,000	443,957
Bridgestone Corp.	27,900	536,337
Honda Motor Co. Ltd.	18,700	806,207
Japan Tobacco, Inc.	56	210,714
JX Holdings, Inc.	63,800	432,518
Mitsui & Co. Ltd.	37,300	629,762
Nippon Electric Glass Co. Ltd.	39,000	588,269
NSK Ltd.	53,000	508,388
ORIX Corp.	3,030	299,488
Sony Corp.	18,110	623,344
Sumitomo Corp.	46,800	674,377
The Bank of Yokohama Ltd.	98,000	491,081

		6,244,442

Luxembourg – 0.5%
Aperam (a)	301	12,321
ArcelorMittal	6,010	219,210

		231,531

Netherlands – 3.3%
ING Groep NV (a)	50,699	577,266
Koninklijke (Royal) Philips Electronics NV	17,141	534,024
Koninklijke Ahold NV	20,482	277,396

		1,388,686

Norway – 3.7%
DnB NOR ASA	31,869	439,541
Statoil Fuel & Retail ASA (a)	35,551	323,617
Yara International ASA	14,740	830,341

		1,593,499

Russian Federation – 0.5%
LUKOIL ADR	3,600	220,602

Singapore – 3.1%
DBS Group Holdings Ltd.	45,000	530,748
Keppel Corp. Ltd.	54,000	496,699

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stock, continued
Singapore, continued
Singapore Airlines Ltd.	27,000	313,259

		1,340,706

South Korea – 3.0%
Hyundai Mobis (a)	2,471	571,281
KT Corp. ADR (a)	21,500	423,120
Samsung Electronics Co. Ltd.	315	276,639

		1,271,040

Sweden – 1.4%
Telefonaktiebolaget LM Ericsson ADR	48,800	603,656

Switzerland – 3.2%
Nestle SA	10,037	542,429
Syngenta AG, Registered	1,638	528,407
Zurich Financial Services AG	998	272,956

		1,343,792

Taiwan – 0.8%
Wistron Corp.	163,000	318,191

Thailand – 0.9%
Bangkok Bank Public Co. Ltd., Foreign Registered	77,700	379,893

Turkey – 1.2%
Ford Otomotiv Sanayi AS	16,726	138,898
Turk Telekomunikasyon AS	94,003	385,862

		524,760

United Kingdom – 21.8%
Anglo American plc	16,242	796,182
Aviva plc	41,738	296,783
Barclays plc	117,537	550,390
BG Group plc	29,244	656,088
British American Tobacco plc	9,346	345,117
Dialog Semiconductor plc (a)	14,981	341,338
GlaxoSmithKline plc ADR	13,400	486,822
Imperial Tobacco Group plc	15,757	449,703
National Grid plc	65,080	577,081
Prudential plc	39,811	431,345
Reed Elsevier plc	37,969	335,894
Tesco plc	67,105	432,494
Tullow Oil plc	43,856	932,889
Vedanta Resources plc	19,343	703,932
Vodafone Group plc	280,261	786,452
WPP plc	35,747	442,007
Xstrata plc	32,553	720,871

		9,285,388

TOTAL COMMON STOCK (COST $41,100,997)		41,302,558

Investment Company – 3.3%
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.03% (b)	1,421,599	1,421,599

TOTAL INVESTMENT COMPANY (COST $1,421,599)		1,421,599

TOTAL INVESTMENTS (COST $42,522,596) — 100.1%		42,724,157

Percentages indicated are based on net assets of $42,691,515.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ADR	American Depositary Receipt
plc	Public Limited Company

The Portfolio invested, as a percentage of net assets, in the following industries, as of January 31, 2011:

Industry	Percent of Net Assets
Air Freight & Logistics	1.9%
Airlines	0.7%
Auto Components	1.3%
Auto Parts & Equipment	2.0%
Automobiles	2.9%
Beverages	2.0%
Chemicals	7.0%
Commercial Banks	9.4%
Communications Equipment	1.4%
Computers & Peripherals	0.7%
Construction & Engineering	2.1%
Diversified Consumer Services	0.8%
Diversified Financial Services	1.5%
Diversified Telecommunication Services	3.1%
Electric Utilities	2.6%
Electrical & Electronic	0.7%
Electronic Equipment, Instruments & Components	4.2%
Food & Staples Retailing	1.6%
Food Products	1.3%
Health Care Equipment & Supplies	1.4%
Household Durables	1.5%
Industrial Conglomerates	2.9%
Insurance	4.0%
Investment Companies	3.3%
IT Services	1.3%
Machinery	1.1%
Media	1.0%
Metals & Mining	9.9%
Multiline Retail	1.6%
Oil, Gas & Consumable Fuels	7.0%
Pharmaceuticals	3.1%
Real Estate Management & Development	1.9%
Semiconductors & Semiconductor Equipment	1.4%
Software	1.4%
Specialty Retail	1.8%
Tobacco	2.4%
Trading Companies & Distributors	3.1%
Water Utilities	1.0%
Wireless Telecommunication Services	1.8%

Total Investments	100.1%

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stock – 97.8%
Aerospace & Defense – 2.0%
BE Aerospace, Inc. (a)	82,900	3,207,401

Auto Components – 3.0%
Gentex Corp.	58,250	1,868,078
The Goodyear Tire & Rubber Co. (a)	239,300	2,842,884

		4,710,962

Biotechnology – 2.0%
Alexion Pharmaceuticals, Inc. (a)	37,850	3,172,587

Capital Markets – 2.0%
Waddell & Reed Financial, Inc., Class A	86,200	3,113,544

Chemicals – 3.1%
Celanese Corp., Series A	73,900	3,066,111
Westlake Chemical Corp.	47,750	1,848,880

		4,914,991

Commercial Banks – 0.6%
First Horizon National Corp. (a)	1	11
First Republic Bank (a)	31,880	947,792

		947,803

Commercial Services & Supplies – 4.5%
FleetCor Technologies, Inc. (a)	49,450	1,483,500
Hertz Global Holdings, Inc. (a)	220,500	3,243,555
Waste Connections, Inc.	77,125	2,234,311

		6,961,366

Communications Equipment – 0.9%
Brocade Communications Systems, Inc. (a)	255,600	1,441,584

Containers & Packaging – 2.9%
Crown Holdings, Inc. (a)	138,000	4,603,680

Diversified Consumer Services – 0.9%
New Oriental Education & Technology Group, Inc. ADR (a)	14,650	1,445,369

Diversified Financial Services – 1.3%
MSCI, Inc., Class A (a)	59,600	2,040,108

Electrical Equipment – 3.6%
AMETEK, Inc.	78,100	3,184,918
Hubbell, Inc., Class B	39,300	2,406,732

		5,591,650

Electronic Components & Semiconductors – 2.0%
Harman International Industries, Inc. (a)	71,300	3,088,716

Energy Equipment & Services – 1.1%
Exterran Holdings, Inc. (a)	68,600	1,701,966

Food Products – 3.2%
Green Mountain Coffee Roasters, Inc. (a)	67,800	2,276,724
Ralcorp Holdings, Inc. (a)	44,550	2,726,460

		5,003,184

Health Care Equipment & Supplies – 4.3%
Hill-Rom Holdings, Inc.	82,450	3,336,751
IDEXX Laboratories, Inc. (a)	46,310	3,320,427

		6,657,178

Health Care Providers & Services – 4.5%
Community Health Systems, Inc. (a)	81,250	2,853,500
Coventry Health Care, Inc. (a)	87,400	2,619,378
Skilled Healthcare Group, Inc., Class A (a)	143,700	1,543,338

		7,016,216

Hotels, Restaurants & Leisure – 1.4%
Ctrip.com International Ltd. ADR (a)	55,100	2,267,916

Internet Software & Services – 1.8%
VeriSign, Inc.	84,500	2,843,425

IT Services – 3.3%
Alliance Data Systems Corp. (a)	36,700	2,596,158
Syntel, Inc.	44,950	2,506,861

		5,103,019

Life Sciences Tools & Services – 5.1%
Illumina, Inc. (a)	30,650	2,125,271
Life Technologies Corp. (a)	48,600	2,638,494
Mettler-Toledo International, Inc. (a)	21,080	3,144,925

		7,908,690

Machinery – 5.4%
Crane Co.	75,954	3,373,117
IDEX Corp.	70,600	2,799,996
Snap-on, Inc.	41,250	2,335,988

		8,509,101

Media – 2.8%
DreamWorks Animation SKG, Inc. (a)	56,800	1,594,376
Lamar Advertising Co., Class A (a)	74,100	2,729,844

		4,324,220

Metals & Mining – 2.1%
Compass Minerals International, Inc.	34,930	3,209,019

Oil, Gas & Consumable Fuels – 9.0%
Consol Energy, Inc.	82,180	4,084,346
Denbury Resources, Inc. (a)	145,800	2,967,030
Ensco International plc ADR	62,850	3,415,269
Massey Energy Co.	56,300	3,539,018

		14,005,663

Pharmaceuticals – 1.9%
Elan Corp. plc ADR (a)	256,400	1,730,700
Santarus, Inc. (a)	175,600	573,334
ViroPharma, Inc. (a)	42,500	697,000

		3,001,034

Real Estate Investment Trusts (REITs) – 1.8%
Hospitality Properties Trust	110,600	2,750,622

Road & Rail – 2.1%
Landstar System, Inc.	78,350	3,246,041

Semiconductors & Semiconductor Equipment – 5.3%
LSI Corp. (a)	409,900	2,537,281
NXP Semiconductors N.V. (a)	72,600	1,868,724
ON Semiconductor Corp. (a)	346,200	3,825,510

		8,231,515

Software – 5.9%
BMC Software, Inc. (a)	45,750	2,182,275
Check Point Software Technologies Ltd. (a)	73,250	3,263,288

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited) (continued)

	Shares	Value ($)

Common Stock, continued
Software, continued
Nuance Communications, Inc. (a)	189,050	3,843,386

		9,288,949

Specialty Retail – 2.7%
Hibbett Sports, Inc. (a)	58,950	1,887,579
O’Reilly Automotive, Inc. (a)	41,850	2,378,336

		4,265,915

Textiles, Apparel & Luxury Goods – 1.8%
Fossil, Inc. (a)	39,600	2,813,580

Trading Companies & Distributors – 1.6%
WESCO International, Inc. (a)	44,950	2,519,448

Wireless Telecommunication Services – 1.9%
NII Holdings, Inc. (a)	69,800	2,930,204

TOTAL COMMON STOCK (COST $118,038,319)		152,836,666

Investment Company – 3.1%
Northern Institutional Government Select Portfolio, Shares Class, 0.01% (b)	4,904,358	4,904,358

TOTAL INVESTMENT COMPANY (COST $4,904,358)		4,904,358

TOTAL INVESTMENTS (COST $122,942,677) — 100.9%		157,741,024

Percentages indicated are based on net assets of $156,353,941.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ADR	American Depositary Receipt
plc	Public Limited Company

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR VALUE PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2011 (Unaudited)

	Shares	Value ($)

Common Stock – 93.5%
Aerospace & Defense – 3.7%
Lockheed Martin Corp.	18,400	1,464,640
Raytheon Co.	13,400	669,866

		2,134,506

Auto Components – 1.5%
General Motors Co. (a)	23,700	864,813
Biotechnology – 3.7%
Amgen, Inc. (a)	39,000	2,148,120

Capital Markets – 0.9%
Goldman Sachs Group, Inc.	3,200	523,584

Commercial Banks – 2.4%
Wells Fargo & Co.	42,700	1,384,334

Commercial Services & Supplies – 1.7%
Pitney Bowes, Inc.	39,500	959,060

Communications Equipment – 3.9%
Motorola Mobility Holdings, Inc. (a)	20,325	566,458
Motorola Solutions, Inc. (a)	43,228	1,675,949

		2,242,407

Diversified Financial Services – 4.0%
Citigroup, Inc. (a)	277,000	1,335,140
JPMorgan Chase & Co.	22,150	995,421

		2,330,561

Energy Equipment & Services – 1.1%
Halliburton Co.	13,500	607,500

Food & Staples Retailing – 1.9%
CVS Caremark Corp.	14,800	506,160
Kroger Co. (The)	28,200	603,480

		1,109,640

Independent Power Producers & Energy Traders – 1.2%
NRG Energy, Inc. (a)	33,800	701,350

Insurance – 18.1%
Aon Corp.	38,500	1,760,990
Genworth Financial, Inc., Class A (a)	117,900	1,599,903
Lincoln National Corp.	25,900	746,956
Loews Corp.	43,940	1,759,797
MetLife, Inc.	42,000	1,922,340
The Hartford Financial Services Group, Inc.	43,900	1,219,542
Unum Group	56,100	1,399,134

		10,408,662

Machinery – 2.0%
Ingersoll-Rand plc	23,900	1,128,080

Media – 6.0%
Time Warner, Inc.	34,950	1,099,178
Viacom, Inc., Class B	56,500	2,347,575

		3,446,753

Metals & Mining – 7.8%
AngloGold Ashanti Ltd. ADR	51,527	2,217,722
Barrick Gold Corp.	48,000	2,280,480

		4,498,202

Oil, Gas & Consumable Fuels – 14.2%
Apache Corp.	19,400	2,315,584
Canadian Natural Resources Ltd.	32,000	1,424,640
Hess Corp.	12,100	1,017,852
Noble Energy, Inc.	13,310	1,212,541
Occidental Petroleum Corp.	12,000	1,160,160
Talisman Energy, Inc.	46,600	1,068,072

		8,198,849

Pharmaceuticals – 9.2%
Merck & Co., Inc.	22,800	756,276
Pfizer, Inc.	138,200	2,518,004
Sanofi-Aventis ADR	58,200	2,002,662

		5,276,942

Road & Rail – 1.6%
Union Pacific Corp.	10,000	946,300

Software – 6.8%
CA, Inc.	117,500	2,796,500
Microsoft Corp.	40,900	1,133,952

		3,930,452

Tobacco – 1.8%
Philip Morris International, Inc.	18,100	1,036,044

TOTAL COMMON STOCK (COST $47,354,338)		53,876,159

Investment Company – 6.4%
Northern Institutional Government Select Portfolio, Shares Class, 0.01% (b)	3,704,192	3,704,192

TOTAL INVESTMENT COMPANY (COST $3,704,192)		3,704,192

TOTAL INVESTMENTS (COST $51,058,530) — 99.9%		57,580,351

Percentages indicated are based on net assets of $57,647,007.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2011.
ADR	American Depositary Receipt
plc	Public Limited Company

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	January 31, 2011

1. Organization:

          The HSBC Investor Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987 is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of January 31, 2011, the Trust is comprised of 14 separate operational funds. The accompanying Schedules of Portfolio Investments (“Schedules”) are presented for the following funds (individually a “Fund”, collectively the “Funds”) of the Trust. All the Funds of the Trust are diversified funds under the Act. Each Fund is a part of the HSBC Investor Family of Funds:

Fund	Short Name

HSBC Investor Growth Fund	Growth Fund
HSBC Investor Opportunity Fund	Opportunity Fund
HSBC Investor Overseas Equity Fund	Overseas Equity Fund
HSBC Investor Value Fund	Value Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

Aggressive Strategy Fund	Aggressive Fund
Balanced Strategy Fund	Balanced Fund
Moderate Strategy Fund	Moderate Fund
Conservative Strategy	Conservative Fund
(Individually a “World Selection Fund”, collectively the “World Selection Funds”)

HSBC Investor California Tax-Free Money Market Fund	California Tax-Free Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund	N.Y. Tax-Free Money Market Fund
HSBC Investor Prime Money Market Fund	Prime Money Market Fund
HSBC Investor Tax-Free Money Market Fund	Tax-Free Money Market Fund
HSBC Investor U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Market Funds”)

          The Feeder Funds, World Selection Funds and Money Market Funds are collectively referred to as the “Funds.”

          The HSBC Investor Growth Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Opportunity Portfolio and the HSBC Investor Value Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Investor Portfolio (the “Portfolio Trust”). The Portfolio Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

          The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

		Proportionate Interest on January 31,

Feeder Fund	Respective Portfolio	2011

Growth Fund	HSBC Investor Growth Portfolio	67.5%
Opportunity Fund	HSBC Investor Opportunity Portfolio	8.9%
Overseas Equity Fund	HSBC Investor International Equity Portfolio	14.5%
Value Fund	HSBC Investor Value Portfolio	59.8%

          The Portfolios are part of the HSBC Investor Family of Funds, and like each Feeder Fund, are open end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the World Selection Funds.

          Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund may also purchase and hold exchange-traded notes (“ETNs”). The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). The World Selection Funds currently invest in each of the Portfolios. Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

          Under the Trust and Portfolio Trust’s organizational documents, the Trust’s and Portfolio Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds and Portfolios. In addition, in the normal course of business, the Trust and Portfolio Trust enter into contracts with service providers, which also provide for indemnifications by the Funds and Portfolios. The Funds’ and Portfolios’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds and the Portfolios. However, based on experience, the Trust and Portfolio Trust expect that risk of loss to be remote.

Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

          The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds and World Selection Funds

          The Feeder Funds and World Selection Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolio. Changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs for each World Selection Fund are reflected no later than the first business day following trade date. For financial reporting purposes changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs are reflected as of trade date. In addition, the Feeder Funds and World Selection Funds accrue their own expenses daily as incurred.

B. Portfolios and Money Market Funds

          Investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

Restricted and Illiquid Securities:

          A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (“Trustees”) of the Trust and the Portfolio Trust. Therefore, not all restricted securities are considered illiquid. At January 31, 2011, the Funds and Portfolios did not hold any restricted and illiquid securities.

Repurchase Agreements:

          The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ or the Portfolios’ Custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translation:

          The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Derivative Instruments:

          All open derivative positions at period end are reflected on the Portfolio’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Portfolio, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts:

          Each Portfolio may enter into foreign currency exchange contracts. The Portfolios enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency. As of January 31, 2011, the Portfolios did not hold any foreign currency exchange contracts.

Futures Contracts:

          Each Portfolios may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2011, the Portfolios did not hold any futures contracts.

3. Investment Valuation Summary

          The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds and World Selection Funds

          The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds and World Selection Funds record their investments in their respective Portfolios at fair value and are typically categorized as a Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, respectively, as more fully discussed below.

Portfolios

               Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price and are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

          Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

          Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

          Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the New York Stock Exchange and are typically categorized as Level 2 in the fair value hierarchy.

          Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

          Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Portfolio Trust’s Trustees. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the International Equity Portfolio to a significant extent.

Money Market Funds

          Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of January 31, 2011 in valuing the Funds’ and Portfolios’ investments based upon the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Growth Fund
Investment Securities:
Affiliated Portfolio (a)	$-	$71,894,968	$-	$71,894,968

Total Investment Securities	$-	$71,894,968	$-	$71,894,968

Opportunity Fund
Investment Securities:
Affiliated Portfolio (a)	$-	$13,889,727	$-	$13,889,727

Total Investment Securities	$-	$13,889,727	$-	$13,889,727

Overseas Equity Fund
Investment Securities:
Affiliated Portfolio (a)	$-	$6,189,280	$-	$6,189,280

Total Investment Securities	$-	$6,189,280	$-	$6,189,280

Value Fund
Investment Securities:
Affiliated Portfolio (a)	$-	$34,480,463	$-	$34,480,463

Total Investment Securities	$-	$34,480,463	$-	$34,480,463

California Tax-Free Money Market Fund
Investment Securities:(b)
Variable Rate Demand Notes	$-	$39,851,779	$-	$39,851,779
Municipal Bonds	-	2,544,019	-	2,544,019
Investment Companies	3,458,596	-	-	3,458,596

Total Investment Securities	$3,458,596	$42,395,798	$-	$45,854,394

New York Tax-Free Money Market Fund
Investment Securities:(b)
Variable Rate Demand Notes	$-	442,046,203	$-	$442,046,203
Municipal Bonds	-	51,356,775	-	51,356,775
Investment Companies	40,259,506	-	-	40,259,506

Total Investment Securities	$40,259,506	$493,402,978	$-	$533,662,484

Prime Money Market Fund Fund
Investment Securities:(b)
Corporate Obligations	$-	$218,187,000	$-	$218,187,000
Variable Rate Demand Notes	-	546,035,000	-	546,035,000
U.S. Treasury Obligations	-	501,724,903	-	501,724,903
Commercial Paper and Notes	-	3,359,481,182	-	3,359,481,182
Certificates of Deposit	-	1,738,501,184	-	1,738,501,184
Repurchase Agreements	-	580,000,000	-	580,000,000
Time Deposits	-	210,162,151	-	210,162,151

Total Investment Securities	$-	$7,154,091,420	$-	$7,154,091,420

Tax-Free Money Market Fund
Investment Securities:(b)
Variable Rate Demand Notes	$-	$83,985,000	$-	$83,985,000
Commercial Paper and Notes	-	1,500,000	-	1,500,000
Municipal Bonds	-	16,720,397	-	16,720,397
Investment Companies	7,222,309	-	-	7,222,309

Total Investment Securities	$7,222,309	$102,205,397	$-	$109,427,706

U.S. Government Money Market Fund
Investment Securities:(b)
U.S. Government and Government Agency Obligations	$-	$1,741,129,429	$-	$1,741,129,429
U.S. Treasury Obligations	-	472,530,076	-	472,530,076
Repurchase Agreements	-	5,170,000,000	-	5,170,000,000

Total Investment Securities	$-	$7,383,659,505	$-	$7,383,659,505

U.S. Treasury Money Market Fund
Investment Securities:(b)
U.S. Treasury Obligations	$-	$3,801,529,844	$-	$3,801,529,844

Total Investment Securities	$-	$3,801,529,844	$-	$3,801,529,844

Aggressive Strategy Fund
Investment Companies:
Affiliated Investment Companies	$95,696	$-	$-	$95,696
Affiliated Porfolios (a)	-	10,363,497	-	10,363,497
Unaffiliated Investment Companies	5,148,456	-	-	5,148,456
Exchange Traded Funds	689,044	-	-	689,044

Total Investment Companies	$5,933,196	$10,363,497	$-	$16,296,693

Balanced Strategy Fund
Investment Companies:
Affiliated Investment Companies	$542,181	$-	$-	$542,181
Affiliated Porfolios (a)	-	21,700,294	-	21,700,294
Unaffiliated Investment Companies	22,521,231	-	-	22,521,231
Exchange Traded Funds	2,114,702	-	-	2,114,702

Total Investment Companies	$25,178,114	$21,700,294	$-	$46,878,408

Moderate Strategy Fund
Investment Companies:
Affiliated Investment Companies	$403,531	$-	$-	$403,531
Affiliated Porfolios (a)	-	14,700,281	-	14,700,281
Unaffiliated Investment Companies	26,988,795	-	-	26,988,795
Exchange Traded Funds	1,180,666	-	-	1,180,666

Total Investment Companies	$28,572,992	$14,700,281	$-	$43,273,273

Conservative Strategy Fund
Investment Companies:
Affiliated Investment Companies	$244,835	$-	$-	$244,835
Affiliated Porfolios (a)	-	3,871,401	-	3,871,401
Unaffiliated Investment Companies	12,893,125	-	-	12,893,125
Exchange Traded Funds	297,364	-	-	297,364

Total Investment Companies	$13,435,324	$3,871,401	$-	$17,306,725

Growth Portfolio
Investment Securities:
Common Stocks (c)	$105,718,100	$-	$-	$105,718,100
Investment Companies	1,985,267	-	-	1,985,267

Total Investment Securities	$107,703,367	$-	$-	$107,703,367

International Equity Portfolio
Investment Securities:
Common Stocks:(d)
Brazil	$1,789,885	$247,654	$-	$2,037,539
Canada	1,226,286	116,115	-	1,342,401
France	268,398	2,219,547	-	2,487,945
Germany	307,104	3,329,045	-	3,636,149
Ireland (Republic of)	550,729	-	-	550,729
Israel	612,080	459,273	-	1,071,353
South Korea	423,120	847,920	-	1,271,040
Sweden	603,656	-	-	603,656
United Kingdom	486,822	8,798,566	-	9,285,388
All other Common Stocks (c)	-	19,016,358	-	19,016,358
Investment Companies	1,421,599	-	-	1,421,599

Total Investment Securities	7,689,679	35,034,478	-	42,724,157

Opportunity Portfolio
Investment Securities:
Common Stocks (c)	$152,836,666	$-	$-	$152,836,666
Investment Companies	4,904,358	-	-	4,904,358

Total Investment Securities	$157,741,024	$-	$-	$157,741,024

Value Portfolio
Investment Securities:
Common Stocks (c)	$53,876,159	$-	$-	$53,876,159
Investment Companies	3,704,192	-	-	3,704,192

Total Investment Securities	$57,580,351	$-	$-	$57,580,351

(a)

Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.

(b)	For detailed investment categorizations, see the accompanying Schedules of Portfolio Investments.
(c)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.
(d)	Based on the domicile of the issuer.

The Trust and Portfolio Trust recognize significant transfers between fair value hierarchy levels at the reporting period end. The only significant transfers between Levels 1 and 2 as of January 31, 2011 are related to the use of the systematic valuation model to value foreign securities in the International Equity Portfolio. For the period ended January 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

4. Federal Income Tax Information:

At January 31, 2011, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

Fund	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)

California Tax-Free Money Market Fund	45,854,394	-	-	-
New York Tax-Free Money Market Fund	533,662,484	-	-	-
Prime Money Market Fund	7,154,091,420	-	-	-
Tax-Free Money Market Fund	109,427,706	-	-	-
U.S. Government Money Market Fund	7,383,659,505	-	-	-
U.S. Treasury Money Market Fund	3,801,529,844	-	-	-
Aggressive Strategy Fund	5,645,286	294,279	(6,369)	287,910
Balanced Strategy Fund	23,993,129	1,290,175	(105,191)	1,184,984
Moderate Strategy Fund	27,461,334	1,434,977	(323,319)	1,111,658
Conservative Strategy Fund	13,250,694	443,719	(259,090)	184,629
Growth Portfolio	80,641,437	27,923,472	(86,542)	27,061,930
International Equity Portfolio	42,529,187	1,496,561	(1,301,591)	194,970
Opportunity Portfolio	125,889,861	37,674,626	(5,823,463)	31,851,163
Value Portfolio	51,217,323	9,826,972	(3,463,944)	6,363,028

5. Subsequent Events

On December 7, 2010, the Trust’s Board of Trustees authorized the Adviser to proceed with the California Tax-Free Money Market Fund’s liquidation. The Trust’s Board of Trustees formally approved a Plan of Liquidation to close the California Tax-Free Money Market Fund on February 28, 2011. The California Tax-Free Money Market Fund was liquidated on March 15, 2011 at its net asset value on such date.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Investor Funds

By (Signature and Title)*	/s/	Richard A. Fabietti

Richard A. Fabietti, President

Date		March 23, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Richard A. Fabietti

Richard A. Fabietti, President

Date	March 23, 2011

By (Signature and Title)*	/s/	Ty Edwards

Ty Edwards, Treasurer

Date	March 23, 2011

* Print the name and title of each signing officer under his or her signature.